SYMMETRY PANORAMIC US EQUITY FUND MAY 31, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 63.8%
	Shares	Value
BELGIUM — 0.1%
Liberty Global, Cl A *	35,544	$342,289

BERMUDA — 0.0%
RenaissanceRe Holdings	287	71,584

IRELAND — 0.3%
Accenture, Cl A	3,590	1,137,384

MEXICO — 0.0%
Southern Copper	465	42,273

NETHERLANDS — 0.1%
NXP Semiconductors	1,121	214,257

SOUTH KOREA — 0.0%
Coupang, Cl A *	811	22,749

SWITZERLAND — 0.1%
TE Connectivity	1,517	242,826

UNITED KINGDOM — 0.0%
Flutter Entertainment *	132	33,356

UNITED STATES — 63.2%
COMMUNICATION SERVICES — 6.2%
Alphabet, Cl A	19,118	3,283,325
Alphabet, Cl C	14,814	2,560,600
AT&T	75,202	2,090,616
Charter Communications, Cl A *	427	169,207
Comcast, Cl A	12,313	425,660
Electronic Arts	797	114,593
Fox, Cl A	2,772	152,294
Fox, Cl B	2,648	133,141
GCI Liberty *	1,489	—
Liberty Media -Liberty Formula One, Cl C *	1,373	132,536
Live Nation Entertainment *	1,042	142,952
Meta Platforms, Cl A	14,655	9,488,966

SYMMETRY PANORAMIC US EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
COMMUNICATION SERVICES — continued
Netflix *	2,447	$2,954,092
News, Cl A	2,994	84,551
News, Cl B	1,153	37,726
Omnicom Group	1,637	120,221
Pinterest, Cl A *	3,327	103,503
ROBLOX, Cl A *	653	56,798
Snap, Cl A *	4,654	38,395
Spotify Technology *	561	373,143
Take-Two Interactive Software *	360	81,461
TKO Group Holdings, Cl A	249	39,295
T-Mobile US	1,852	448,554
Trade Desk, Cl A *	607	45,659
Verizon Communications	25,829	1,135,443
Walt Disney	2,705	305,773
Warner Bros Discovery *	7,571	75,483
		24,593,987

CONSUMER DISCRETIONARY — 6.4%
Airbnb, Cl A *	497	64,113
Amazon.com *	27,485	5,634,700
AutoNation *	7,727	1,420,609
AutoZone *	177	660,748
Best Buy	1,581	104,789
Booking Holdings	82	452,552
Burlington Stores *	321	73,275
Carnival *	6,841	158,848
Carvana, Cl A *	274	89,642
Chipotle Mexican Grill, Cl A *	6,100	305,488
Choice Hotels International	751	95,137
Darden Restaurants	1,101	235,845
Deckers Outdoor *	882	93,069
Dick's Sporting Goods	6,318	1,133,070
Domino's Pizza	163	77,233
DoorDash, Cl A *	921	192,167
DR Horton	5,425	640,475
DraftKings, Cl A *	1,540	55,255
eBay	2,060	150,730
Expedia Group	868	144,739
Ford Motor	20,454	212,312
Gap	6,034	134,618

SYMMETRY PANORAMIC US EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
Garmin	1,308	$265,485
General Motors	6,572	326,037
Genuine Parts	755	95,523
H&R Block	1,278	72,782
Hilton Worldwide Holdings	634	157,511
Home Depot	2,049	754,626
Las Vegas Sands	2,460	101,254
Lennar, Cl A	3,383	358,869
Lennar, Cl B	300	30,390
Lowe's	2,072	467,712
Lululemon Athletica *	510	161,502
Marriott International, Cl A	630	166,213
McDonald's	2,047	642,451
NIKE, Cl B	3,125	189,344
NVR *	26	185,014
Ollie's Bargain Outlet Holdings *	332	37,001
O'Reilly Automotive *	386	527,855
Penske Automotive Group	6,182	1,014,961
Pool	220	66,130
PulteGroup	8,445	827,863
Ralph Lauren, Cl A	798	220,894
Rivian Automotive, Cl A *	7,303	106,113
Ross Stores	1,453	203,551
Royal Caribbean Cruises	7,000	1,798,790
Starbucks	1,545	129,703
Tapestry	1,285	100,937
Tesla *	3,212	1,112,829
TJX	3,445	437,170
Tractor Supply	9,425	456,170
Ulta Beauty *	475	223,943
Williams-Sonoma	9,258	1,497,574
Yum! Brands	1,600	230,304
		25,095,915

CONSUMER STAPLES — 3.8%
Albertsons, Cl A	1,799	39,992
Altria Group	7,348	445,362
Archer-Daniels-Midland	1,469	70,909
BJ's Wholesale Club Holdings *	740	83,775
Brown-Forman, Cl A	359	11,930

SYMMETRY PANORAMIC US EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER STAPLES — continued
Brown-Forman, Cl B	1,651	$55,044
Casey's General Stores	1,107	484,600
Church & Dwight	753	74,027
Clorox	586	77,282
Coca-Cola	13,271	956,839
Colgate-Palmolive	1,362	126,584
Constellation Brands, Cl A	786	140,136
Costco Wholesale	1,314	1,366,797
Dollar General	972	94,527
Dollar Tree *	775	69,951
General Mills	2,420	131,309
Hershey	658	105,734
Hormel Foods	2,842	87,193
Kenvue	5,872	140,165
Keurig Dr Pepper	4,152	139,798
Kimberly-Clark	1,015	145,916
Kraft Heinz	3,652	97,618
Kroger	8,706	594,010
McCormick	753	54,727
Mondelez International, Cl A	1,938	130,796
Monster Beverage *	1,994	127,516
PepsiCo	2,238	294,185
Philip Morris International	9,902	1,788,202
Procter & Gamble	5,049	857,775
Sprouts Farmers Market *	358	61,884
Sysco	1,996	145,708
Target	3,401	319,728
Tyson Foods, Cl A	374	21,004
US Foods Holding *	3,133	247,883
Walmart	55,078	5,437,300
		15,026,206

ENERGY — 2.4%
Antero Resources *	1,170	43,816
Baker Hughes, Cl A	6,926	256,608
Cheniere Energy	1,935	458,576
Chesapeake Energy	235	27,291
Chevron	6,942	948,971
ConocoPhillips	6,758	576,795
Coterra Energy	1,818	44,196

SYMMETRY PANORAMIC US EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
ENERGY — continued
Devon Energy	11,192	$338,670
Diamondback Energy	4,908	660,371
EOG Resources	3,408	370,007
EQT	1,832	100,998
Exxon Mobil	20,630	2,110,449
Halliburton	8,943	175,193
Hess	1,788	236,356
Kinder Morgan	10,432	292,513
Marathon Petroleum	4,453	715,775
Occidental Petroleum	8,042	327,953
ONEOK	1,690	136,620
Phillips 66	1,718	194,959
Schlumberger	7,121	235,349
Targa Resources	3,546	560,020
Texas Pacific Land	278	309,700
Valero Energy	2,008	258,972
Williams	3,528	213,479
		9,593,637

FINANCIALS — 10.6%
Affirm Holdings, Cl A *	1,188	61,657
Aflac	4,970	514,594
Allstate	4,063	852,702
American Express	2,289	673,080
American International Group	3,061	259,083
Ameriprise Financial	3,182	1,620,402
Aon, Cl A	1,598	594,584
Apollo Global Management	1,166	152,385
Arch Capital Group	3,563	338,628
Ares Management, Cl A	635	105,093
Arthur J Gallagher	634	220,277
Assurant	1,374	278,895
Assured Guaranty	9,901	837,130
Bank of America	22,174	978,539
Bank of New York Mellon	3,727	330,249
Bank OZK	3,480	154,268
Berkshire Hathaway, Cl B *	4,970	2,504,681
BlackRock Funding	299	292,987
Blackstone, Cl A	606	84,089
Block, Cl A *	1,712	105,716

SYMMETRY PANORAMIC US EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Brown & Brown	1,634	$184,479
Capital One Financial	2,837	536,634
Carlyle Group	1,865	84,298
Cboe Global Markets	619	141,825
Charles Schwab	4,190	370,145
Chubb	1,111	330,189
Cincinnati Financial	1,043	157,305
Citigroup	5,968	449,510
Citizens Financial Group	19,944	804,740
CME Group, Cl A	1,292	373,388
Coinbase Global, Cl A *	648	159,810
Corebridge Financial	4,320	140,875
Corpay *	310	100,784
East West Bancorp	7,581	691,387
Equitable Holdings	2,314	122,341
Erie Indemnity, Cl A	132	47,323
Everest Group	277	96,172
FactSet Research Systems	217	99,442
Fidelity National Financial	6,086	333,330
Fidelity National Information Services	1,909	151,976
Fifth Third Bancorp	4,565	174,337
First American Financial	1,494	83,380
First Citizens BancShares, Cl A	225	415,998
First Hawaiian	17,537	418,784
Fiserv *	1,563	254,441
Global Payments	1,022	77,273
Goldman Sachs Group	875	525,394
Hartford Financial Services Group	5,317	690,359
Huntington Bancshares	10,403	162,599
Interactive Brokers Group, Cl A	186	39,000
Intercontinental Exchange	1,928	346,654
Jefferies Financial Group	1,907	92,680
JPMorgan Chase	27,799	7,338,936
KeyCorp	3,399	53,908
KKR	1,501	182,311
Loews	1,638	146,257
LPL Financial Holdings	607	235,006
M&T Bank	956	174,604
Markel Group *	83	161,161
Marsh & McLennan	1,840	429,934
Mastercard, Cl A	2,918	1,708,781

SYMMETRY PANORAMIC US EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
MetLife	3,567	$280,295
Moody's	645	309,161
Morgan Stanley	9,062	1,160,208
MSCI, Cl A	334	188,383
Nasdaq	6,501	543,094
Northern Trust	1,193	127,341
PayPal Holdings *	1,389	97,619
PNC Financial Services Group	1,429	248,374
Primerica	441	119,335
Principal Financial Group	1,341	104,450
Progressive	5,413	1,542,326
Prudential Financial	2,024	210,273
Raymond James Financial	1,436	211,063
Regions Financial	5,240	112,346
Reinsurance Group of America, Cl A	407	82,739
Robinhood Markets, Cl A *	3,221	213,069
S&P Global	645	330,795
SoFi Technologies *	2,971	39,514
State Street	2,265	218,074
Synchrony Financial	2,666	153,695
T Rowe Price Group	1,048	98,082
Toast, Cl A *	1,965	82,884
Tradeweb Markets, Cl A	569	82,192
Travelers	1,659	457,386
Truist Financial	2,612	103,174
Unum Group	9,349	763,907
US Bancorp	2,331	101,608
Virtu Financial, Cl A	4,672	187,768
Visa, Cl A	5,387	1,967,279
Wells Fargo	9,638	720,730
Willis Towers Watson	785	248,492
WR Berkley	5,336	398,546
Zions Bancorp	3,144	148,900
		41,699,891

HEALTH CARE — 4.9%
Abbott Laboratories	2,595	346,640
AbbVie	7,298	1,358,231
Agilent Technologies	872	97,594
Align Technology *	224	40,531

SYMMETRY PANORAMIC US EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Alnylam Pharmaceuticals *	566	$172,381
Amgen	1,568	451,866
Baxter International	2,757	84,088
Becton Dickinson	624	107,696
Biogen *	647	83,974
Boston Scientific *	3,033	319,254
Bristol-Myers Squibb	8,303	400,869
Cardinal Health	1,086	167,722
Cencora, Cl A	1,488	433,365
Centene *	1,518	85,676
Cigna Group	1,411	446,779
Cooper *	1,033	70,533
CVS Health	1,888	120,908
Danaher	1,348	255,985
DaVita *	207	28,206
DexCom *	882	75,676
Edwards Lifesciences *	1,683	131,644
Elevance Health	726	278,668
Eli Lilly	4,622	3,409,511
GE HealthCare Technologies	1,401	98,827
Gilead Sciences	6,716	739,297
GRAIL *	51	1,959
HCA Healthcare	4,393	1,675,446
Hologic *	1,266	78,707
Humana	442	103,043
IDEXX Laboratories *	562	288,508
Insulet *	229	74,432
Intuitive Surgical *	359	198,290
IQVIA Holdings *	779	109,317
Johnson & Johnson	7,221	1,120,771
Labcorp Holdings	897	223,326
McKesson	739	531,718
Medtronic	1,919	159,239
Merck	6,788	521,590
Mettler-Toledo International *	49	56,620
Molina Healthcare *	410	125,066
Natera *	208	32,808
Pfizer	12,046	282,961
Quest Diagnostics	2,786	482,925
Regeneron Pharmaceuticals	160	78,445
ResMed	934	228,634

SYMMETRY PANORAMIC US EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Royalty Pharma, Cl A	1,326	$43,599
STERIS	441	108,138
Stryker	778	297,694
Thermo Fisher Scientific	410	165,156
United Therapeutics *	2,343	747,066
UnitedHealth Group	2,622	791,608
Universal Health Services, Cl B	704	134,006
Veeva Systems, Cl A *	247	69,086
Vertex Pharmaceuticals *	594	262,578
Waters *	379	132,362
West Pharmaceutical Services	357	75,273
Zimmer Biomet Holdings	629	57,975
Zoetis, Cl A	728	122,763
		19,187,030

INDUSTRIALS — 10.2%
3M	1,746	259,019
AECOM	1,913	210,143
Air Lease, Cl A	1,766	101,739
Allegion	249	35,532
Allison Transmission Holdings	3,317	343,376
Amentum Holdings *	220	4,547
AMETEK	1,976	353,190
Automatic Data Processing	1,516	493,504
Axon Enterprise *	214	160,577
Boeing *	866	179,539
Booz Allen Hamilton Holding, Cl A	4,948	525,725
Broadridge Financial Solutions	1,887	458,220
Builders FirstSource *	10,598	1,141,193
Carlisle	1,107	420,859
Carrier Global	2,275	161,980
Caterpillar	975	339,329
Cintas	5,228	1,184,142
CNH Industrial	7,639	95,564
Copart *	10,645	548,005
CSX	12,087	381,828
Cummins	960	308,621
Deere	1,092	552,836
Delta Air Lines	19,113	924,878
Dover	4,020	714,555

SYMMETRY PANORAMIC US EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Eaton	5,848	$1,872,530
EMCOR Group	337	159,017
Emerson Electric	1,298	154,955
Equifax	727	192,066
Esab	4,875	599,576
Expeditors International of Washington	843	95,031
Fastenal	20,544	849,289
FedEx	863	188,220
Ferguson Enterprises	1,148	209,326
Fortive	1,040	72,998
GE Vernova	434	205,273
General Dynamics	678	188,816
General Electric	6,296	1,548,249
Graco	963	81,528
HEICO	666	199,560
HEICO, Cl A	408	96,223
Honeywell International	1,518	344,085
Howmet Aerospace	8,692	1,476,684
Hubbell, Cl B	2,218	864,088
Illinois Tool Works	758	185,771
Ingersoll Rand	6,969	568,949
ITT	3,419	514,696
Jacobs Solutions	3,618	456,953
JB Hunt Transport Services	680	94,418
Johnson Controls International	3,787	383,888
L3Harris Technologies	574	140,251
Leidos Holdings	764	113,469
Lennox International	211	119,099
Lockheed Martin	587	283,157
Norfolk Southern	690	170,513
Northrop Grumman	514	249,172
Old Dominion Freight Line	4,297	688,251
Otis Worldwide	2,336	222,738
Owens Corning	4,298	575,717
PACCAR	5,516	517,677
Parker-Hannifin	1,826	1,213,742
Paychex	1,273	201,019
Paycom Software	164	42,491
Pentair	1,060	105,131
Quanta Services	6,306	2,160,183
Regal Beloit	334	44,569

SYMMETRY PANORAMIC US EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Republic Services, Cl A	790	$203,259
Rockwell Automation	384	121,171
Rollins	3,031	173,525
RTX	3,767	514,120
Ryder System	524	77,096
Snap-on	1,532	491,389
Southwest Airlines	2,769	92,429
SS&C Technologies Holdings	754	60,931
Textron	1,438	106,455
Trane Technologies	5,538	2,382,835
TransDigm Group	148	217,328
TransUnion	863	73,899
Uber Technologies *	1,759	148,037
U-Haul Holding *	274	17,536
U-Haul Holding, Cl B	712	40,613
Union Pacific	1,222	270,869
United Airlines Holdings *	5,062	402,151
United Parcel Service, Cl B	1,996	194,690
United Rentals	3,404	2,411,326
Veralto	759	76,682
Verisk Analytics, Cl A	1,747	548,803
Vertiv Holdings, Cl A	7,711	832,248
Waste Management	1,190	286,754
Watsco	646	286,546
Westinghouse Air Brake Technologies	2,200	445,104
WW Grainger	956	1,039,707
XPO *	2,390	272,054
Xylem	744	93,774
		40,229,600

INFORMATION TECHNOLOGY — 15.7%
Adobe *	695	288,488
Advanced Micro Devices *	3,208	355,222
Amphenol, Cl A	2,808	252,523
Analog Devices	1,132	242,225
Apple	50,095	10,061,581
Applied Materials	2,359	369,773
AppLovin, Cl A *	5,327	2,093,511
Arista Networks *	8,784	761,046
Atlassian, Cl A *	71	14,742

SYMMETRY PANORAMIC US EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Autodesk *	347	$102,754
Bentley Systems, Cl B	1,009	48,160
Broadcom	12,537	3,034,832
Cadence Design Systems *	2,715	779,395
CDW	827	149,158
Cisco Systems	13,325	840,008
Cloudflare, Cl A *	211	35,003
Cognizant Technology Solutions, Cl A	1,776	143,838
Corning	2,622	130,025
Crowdstrike Holdings, Cl A *	183	86,261
Datadog, Cl A *	214	25,226
Dell Technologies, Cl C	449	49,960
DocuSign, Cl A *	571	50,596
Dynatrace *	1,440	77,774
F5 *	173	49,371
Fair Isaac *	607	1,047,852
First Solar *	662	104,649
Flex *	4,462	188,743
Fortinet *	6,551	666,761
Gartner *	456	199,007
Gen Digital	4,550	129,584
GLOBALFOUNDRIES *	236	8,449
GoDaddy, Cl A *	817	148,817
Guidewire Software *	228	49,025
Hewlett Packard Enterprise	8,859	153,084
HP	2,244	55,876
HubSpot *	117	69,018
Intel	6,524	127,544
International Business Machines	3,550	919,663
Intuit	556	418,929
Jabil	614	103,158
Keysight Technologies *	3,899	612,299
KLA	2,462	1,863,439
Kyndryl Holdings *	12,505	488,195
Lam Research	20,788	1,679,462
Manhattan Associates *	543	102,508
Marvell Technology	1,746	105,092
Microchip Technology	3,363	195,189
Micron Technology	2,515	237,567
Microsoft	31,900	14,685,484
MongoDB, Cl A *	114	21,527

SYMMETRY PANORAMIC US EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Monolithic Power Systems	160	$105,904
Motorola Solutions	1,226	509,256
NetApp	1,536	152,310
Nutanix, Cl A *	1,279	98,086
NVIDIA	72,864	9,846,112
Okta, Cl A *	884	91,202
ON Semiconductor *	2,481	104,252
Oracle	5,564	921,009
Palantir Technologies, Cl A *	7,428	978,862
Palo Alto Networks *	1,116	214,741
Pegasystems	1,717	168,524
PTC *	464	78,100
Pure Storage, Cl A *	1,082	57,984
QUALCOMM	2,788	404,818
Roper Technologies	279	159,105
Salesforce	1,927	511,368
Samsara, Cl A *	1,017	47,331
Seagate Technology Holdings	948	111,807
ServiceNow *	215	217,384
Snowflake, Cl A *	454	93,374
Synopsys *	1,826	847,227
TD SYNNEX	2,313	280,659
Teledyne Technologies *	1,047	522,306
Texas Instruments	1,485	271,532
Trimble *	1,270	90,513
Twilio, Cl A *	1,102	129,705
Tyler Technologies *	159	91,741
Ubiquiti	746	294,886
VeriSign	224	61,033
Western Digital *	1,942	100,110
Workday, Cl A *	187	46,322
Zoom Video Communications, Cl A *	880	71,500
Zscaler *	223	61,481
		62,162,937

MATERIALS — 1.6%
Air Products & Chemicals	607	169,298
Amcor	9,830	89,551
Avery Dennison	913	162,268
Ball	1,366	73,190

SYMMETRY PANORAMIC US EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
MATERIALS — continued
CF Industries Holdings	999	$90,619
Corteva	4,158	294,387
CRH	1,898	173,022
Dow	2,544	70,571
DuPont de Nemours	1,280	85,504
Ecolab	416	110,498
Element Solutions	4,689	100,251
Freeport-McMoRan	4,398	169,235
Graphic Packaging Holding	5,617	124,810
International Flavors & Fragrances	804	61,554
International Paper	2,257	107,907
Linde	1,337	625,155
LyondellBasell Industries, Cl A	1,163	65,698
Martin Marietta Materials	357	195,475
Newmont	3,803	200,494
Nucor	4,473	489,167
Packaging Corp of America	1,918	370,500
PPG Industries	694	76,895
Reliance	2,911	852,399
RPM International	1,754	199,675
Sherwin-Williams	1,177	422,319
Smurfit WestRock	1,251	54,206
Steel Dynamics	6,300	775,341
Vulcan Materials	749	198,538
		6,408,527

REAL ESTATE — 0.2%
CBRE Group, Cl A *	4,705	588,219
CoStar Group *	1,090	80,180
Millrose Properties *	763	21,265
Zillow Group, Cl C *	1,064	71,405
		761,069

UTILITIES — 1.2%
Alliant Energy	1,222	76,045
Ameren	643	62,294
American Electric Power	2,485	257,173
American Water Works	464	66,338
Atmos Energy	848	131,169
CenterPoint Energy	4,401	163,893

SYMMETRY PANORAMIC US EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
UTILITIES — continued
CMS Energy	712	$50,004
Consolidated Edison	1,713	178,991
Constellation Energy	829	253,798
Dominion Energy	1,856	105,180
DTE Energy	1,300	177,645
Duke Energy	2,189	257,689
Edison International	916	50,975
Entergy	2,710	225,689
Evergy	1,983	131,691
Eversource Energy	816	52,885
Exelon	4,665	204,420
FirstEnergy	3,669	153,878
NextEra Energy	2,800	197,792
NiSource	5,185	205,015
NRG Energy	2,250	350,775
PG&E	9,595	161,964
PPL	5,203	180,804
Public Service Enterprise Group	2,477	200,711
Sempra	1,587	124,722
Southern	3,107	279,630
Vistra	2,002	321,461
WEC Energy Group	759	81,547
Xcel Energy	1,327	93,023
		4,797,201

		249,556,000
Total Common Stock
(Cost $116,656,156)		251,662,718
REGISTERED INVESTMENT COMPANIES — 35.2%

EQUITY FUNDS — 35.2%
AQR Large Cap Defensive Style Fund, Cl R6 *	340,104	7,244,216
Avantis US Small Capital Value ETF	46,417	4,090,730
DFA Real Estate Securities Portfolio, Cl I *	361,415	14,745,746
DFA US Small Cap Portfolio, Cl I *	160,537	7,428,069
DFA US Targeted Value Portfolio, Cl I *	514,090	16,486,867
Dimensional US Small Cap ETF	184,192	11,287,286
Dimensional US Targeted Value ETF	353,347	18,313,975
iShares MSCI USA Min Vol Factor ETF	201,810	18,871,253

SYMMETRY PANORAMIC US EQUITY FUND MAY 31, 2025 (UNAUDITED)

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
EQUITY FUNDS — continued
iShares MSCI USA Momentum Factor ETF	56,020	$12,970,871
Vanguard Small Cap Value ETF	30,000	5,669,400
Vanguard US Momentum Factor ETF	30,962	5,091,082
Vanguard US Quality Factor ETF	46,908	6,508,016
Vanguard US Value Factor ETF	91,457	10,390,430
Total Registered Investment Companies
(Cost $104,308,909)		139,097,941
RIGHTS — 0.0%
	Number of Rights
Abiomed* (1)	362	5,651

Total Rights
(Cost $–)		5,651
SHORT-TERM INVESTMENT — 1.0%
	Shares
DWS Government Money Market Series, Institutional Shares, 4.350% (A)
(Cost $3,827,687)	3,827,687	3,827,687

Total Investments — 100.0%
(Cost $224,792,752)		$394,593,997

A list of open futures contracts held by the Fund at May 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
S&P 500 Index E-MINI	2	Jun-2025	$557,920	$591,600	$33,680

Percentages are based on Net Assets of $394,559,474.

*	Non-income producing security.
(1)	Level 3 security in accordance with fair value hierarchy.
(A)	The rate reported is the 7-day effective yield as of May 31, 2025.

Cl — Class
ETF — Exchange-Traded Fund

SYMMETRY PANORAMIC US EQUITY FUND MAY 31, 2025 (UNAUDITED)

Min — Minimum
S&P— Standard & Poor's
Vol — Volatility

Amounts designated as “—” are $0.

SYM-QH-001-0700

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND MAY 31, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 64.0%
	Shares	Value
EQUITY FUNDS — 64.0%
AQR International Defensive Style Fund, Cl R6	379,697	$6,189,066
Avantis Emerging Markets Equity ETF	172,237	11,076,561
Avantis International Equity ETF	54,104	3,942,559
Avantis International Small Cap Value ETF	76,217	5,897,671
DFA Emerging Markets Portfolio, Cl I	474,608	14,641,659
DFA Emerging Markets Small Cap Portfolio, Cl I	400,645	9,875,904
DFA Emerging Markets Targeted Value Portfolio, Cl I	188,596	2,223,547
DFA International High Relative Profitability Portfolio, Cl I	841,056	12,069,148
DFA International Real Estate Securities, Cl I	1,556,791	5,837,968
DFA International Small Cap Growth Portfolio, Cl I	79,872	1,384,979
DFA International Small Cap Value Portfolio, Cl I	440,300	11,830,851
DFA International Value Portfolio, Cl I	518,376	12,684,660
DFA Large Cap International Portfolio, Cl I (A)	737,077	22,967,331
Dimensional Emerging Markets High Profitability	193,506	5,089,208
iShares MSCI EAFE Min Vol Factor ETF	78,105	6,595,186
iShares MSCI Emerging Markets Min Vol Factor ETF	114,151	6,954,079
Schwab International Small-Cap Equity ETF	47,868	1,924,772
Total Registered Investment Companies
(Cost $98,318,765)		141,185,149
COMMON STOCK — 32.5%

AUSTRALIA — 0.3%
BlueScope Steel	2,357	34,598
Coles Group	4,513	62,853
Fortescue	30,993	308,343
REA Group	1,089	168,213
Wesfarmers	1,889	101,074
		675,081

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
AUSTRIA — 0.1%
Erste Group Bank	2,598	$209,215

BRAZIL — 0.3%
Banco do Brasil	27,300	111,787
BRF	18,600	66,276
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	10,614	218,012
WEG	8,000	59,376
Wheaton Precious Metals	1,709	148,080
		603,531

CANADA — 2.5%
Canadian Imperial Bank of Commerce	691	47,043
Canadian Natural Resources	28,598	868,349
Canadian Pacific Kansas City	3,830	312,824
Cenovus Energy	32,912	433,599
Constellation Software	28	101,520
Dollarama	865	111,249
Fairfax Financial Holdings	121	205,884
George Weston	887	178,583
Hydro One	1,413	52,027
iA Financial	292	29,729
Imperial Oil	9,043	645,632
Intact Financial	1,902	431,514
National Bank of Canada	6,172	607,463
RB Global	1,530	161,200
Royal Bank of Canada	6,482	821,568
Sun Life Financial	402	25,895
Teck Resources, Cl B	1,591	58,963
WSP Global	1,891	387,487
		5,480,529

CHILE — 0.1%
Antofagasta	7,299	174,248

CHINA — 5.2%
AAC Technologies Holdings	35,000	161,863
Agricultural Bank of China, Cl A	35,800	27,475
Agricultural Bank of China, Cl H	1,071,000	686,234
Airtac International Group	1,046	32,097

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Akeso *	2,000	$21,293
Alibaba Group Holding	27,300	388,692
Anhui Conch Cement, Cl A	4,300	13,839
Autohome ADR	3,167	77,655
Bank of Beijing, Cl A	21,900	19,146
Bank of China, Cl A	28,000	21,444
Bank of China, Cl H	636,000	368,503
Bank of Communications, Cl A	24,800	26,144
Bank of Communications, Cl H	111,000	96,891
Bank of Ningbo, Cl A	6,868	25,422
Bank of Shanghai, Cl A	15,700	23,057
Baoshan Iron & Steel, Cl A	31,100	29,055
BOE Technology Group, Cl A	78,900	41,545
BYD, Cl A	1,000	48,674
BYD, Cl H	2,500	124,245
BYD Electronic International	24,000	94,687
China CITIC Bank, Cl H	384,000	338,027
China Coal Energy, Cl H	72,000	80,591
China Construction Bank, Cl H	780,000	697,380
China Everbright Bank, Cl A	28,900	15,903
China Feihe	80,000	61,827
China Galaxy Securities, Cl H	82,000	78,838
China Hongqiao Group	140,000	248,775
China Merchants Bank, Cl A	7,100	42,693
China Merchants Bank, Cl H	73,500	455,063
China Merchants Securities, Cl A	9,300	20,837
China Merchants Shekou Industrial Zone Holdings, Cl A	8,400	10,103
China Pacific Insurance Group, Cl A	4,500	21,450
China Pacific Insurance Group, Cl H	86,600	269,050
China Petroleum & Chemical, Cl A	33,400	26,770
China Resources Power Holdings	16,000	41,511
China Shenhua Energy, Cl H	116,000	488,904
China Taiping Insurance Holdings	174,800	267,523
China Tourism Group Duty Free, Cl A	1,900	15,923
China Vanke, Cl A *	8,300	7,628
CITIC Securities, Cl A	7,150	25,212
COSCO SHIPPING Holdings, Cl H	118,700	204,318
Foshan Haitian Flavouring & Food, Cl A	3,912	24,028
Geely Automobile Holdings	53,000	118,127
Great Wall Motor, Cl H	82,500	127,312
Guotai Junan Securities, Cl A	30,120	71,637

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Haier Smart Home, Cl A	38,142	$116,266
Hansoh Pharmaceutical Group	12,000	39,435
Hisense Home Appliances Group, Cl H	15,000	49,362
Huatai Securities, Cl A	7,500	17,391
Huatai Securities, Cl H	49,600	83,176
Huaxia Bank, Cl A	8,800	9,196
Industrial & Commercial Bank of China, Cl A	10,600	10,396
Industrial & Commercial Bank of China, Cl H	413,000	299,538
Industrial Bank, Cl A	7,500	23,533
Inner Mongolia Yili Industrial Group, Cl A	7,400	31,022
JD Logistics *	46,100	72,548
JD.com, Cl A	18,750	303,434
Jiangsu Hengrui Pharmaceuticals, Cl A	5,204	39,407
Kingsoft	6,800	28,834
Kunlun Energy	54,000	53,944
Kweichow Moutai, Cl A	300	63,155
Lenovo Group	10,000	11,416
Luxshare Precision Industry, Cl A	5,769	24,208
Luzhou Laojiao, Cl A	900	14,543
Meituan, Cl B *	18,300	316,492
Midea Group, Cl A	2,800	30,679
NARI Technology, Cl A	8,668	26,646
New China Life Insurance, Cl A	2,800	19,468
New China Life Insurance, Cl H	52,900	215,143
People's Insurance Group of China, Cl H	305,000	198,947
PetroChina, Cl A	19,100	21,971
PetroChina, Cl H	780,000	652,777
PICC Property & Casualty, Cl H	222,000	421,825
Ping An Bank, Cl A	9,600	15,386
Ping An Insurance Group of China, Cl A	3,500	25,792
Poly Developments and Holdings Group, Cl A	8,700	9,782
Pop Mart International Group	20,200	564,550
Postal Savings Bank of China, Cl H	95,000	61,603
SAIC Motor, Cl A	6,200	13,908
Sany Heavy Industry, Cl A	12,800	33,417
Shanghai Pudong Development Bank, Cl A	11,600	19,813
Shenwan Hongyuan Group, Cl A	28,000	18,348
Sinotruk Hong Kong	90,500	228,032
Tencent Holdings	3,700	233,258
Tencent Music Entertainment Group ADR	6,187	104,189

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Trip.com Group	1,200	$75,072
Xiaomi, Cl B *	114,600	737,682
Yankuang Energy Group, Cl H	120,900	143,452
ZTE, Cl H	1,800	5,022
		11,571,449

DENMARK — 0.6%
AP Moller - Maersk, Cl B	60	108,699
Danske Bank	7,431	284,754
DSV Panalpina	419	98,668
Novo Nordisk, Cl B	2,087	148,277
Pandora	2,566	469,048
ROCKWOOL, Cl B	2,040	96,802
		1,206,248

FINLAND — 0.0%
Fortum	3,962	68,468

FRANCE — 0.6%
Air Liquide	1,282	265,641
Dassault Systemes	1,619	60,710
EssilorLuxottica	851	236,453
Hermes International SCA	135	372,263
Klepierre	622	24,350
L'Oreal	162	68,569
LVMH Moet Hennessy Louis Vuitton	119	64,546
Safran	678	200,523
		1,293,055

GERMANY — 2.1%
Brenntag	762	51,643
Commerzbank	7,098	216,198
Deutsche Boerse	408	131,437
Deutsche Telekom	16,786	635,658
Hannover Rueck	1,224	387,036
Heidelberg Materials	652	127,799
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	2,081	1,348,220
Rheinmetall	237	507,953
Siemens	4,123	991,675

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
GERMANY — continued
Siemens Energy *	2,099	$205,126
		4,602,745

HONG KONG — 0.0%
Techtronic Industries	4,000	44,553

HUNGARY — 0.1%
OTP Bank Nyrt	1,065	80,787
Richter Gedeon Nyrt	7,763	225,881
		306,668

INDONESIA — 0.2%
Adaro Energy Indonesia	1,498,700	202,412
Bank Mandiri Persero	162,400	52,764
Sumber Alfaria Trijaya	867,100	129,373
		384,549

ITALY — 2.3%
BPER Banca SPA	2,340	20,786
Ferrari	455	217,836
Intesa Sanpaolo	375,784	2,097,896
Leonardo	12,970	802,319
Prysmian	4,988	320,788
UniCredit	18,597	1,195,905
Unipol Gruppo	17,174	336,124
		4,991,654

JAPAN — 4.8%
Advantest	7,200	364,149
Ajinomoto	12,000	299,999
Chiba Bank	2,200	19,994
Chugai Pharmaceutical	3,300	172,529
Daiichi Sankyo	5,700	151,699
Disco	400	89,604
FUJIFILM Holdings	4,800	108,349
Fujitsu	18,000	412,243
Hitachi	15,500	431,835
Hoya	2,000	236,136
ITOCHU	12,100	642,222

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Japan Tobacco	28,300	$868,093
Konami Group	2,500	339,356
Marubeni	14,600	295,932
Mitsubishi HC Capital	28,800	211,476
Mitsubishi Heavy Industries	5,000	115,132
Mitsubishi UFJ Financial Group	19,500	272,772
Mitsui	12,000	250,574
Mizuho Financial Group	35,300	981,632
MonotaRO	4,200	86,640
Nippon Sanso Holdings	2,500	89,345
Nippon Steel	5,500	110,634
Nippon Yusen	22,000	802,181
Nitto Denko	900	16,371
Nomura Research Institute	3,300	127,208
Obayashi	17,900	270,083
Oracle Japan *	1,500	175,720
ORIX	15,600	330,593
Renesas Electronics	5,900	71,658
Resona Holdings	30,600	271,211
Sekisui House	1,400	31,748
Sompo Holdings	3,300	99,862
Sony	4,900	131,153
Sumitomo Electric Industries	1,900	39,854
Sumitomo Mitsui Financial Group	15,000	385,364
TDK	16,500	180,679
Tokio Marine Holdings	16,800	710,511
Tokyo Gas	11,500	385,625
		10,580,166

MALAYSIA — 0.0%
Telekom Malaysia	63,100	96,691

MEXICO — 0.6%
America Movil ADR	3,259	55,077
Arca Continental	14,900	164,011
Coca-Cola Femsa ADR	1,424	135,280
Grupo Aeroportuario del Sureste ADR	334	107,555
Grupo Bimbo, Ser A	5,900	16,502
Grupo Carso	24,400	155,148
Grupo Financiero Inbursa, Cl O	40,800	102,862
Grupo Mexico	24,500	135,384

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
MEXICO — continued
Promotora y Operadora de Infraestructura	7,800	$87,869
Southern Copper	4,334	394,004
		1,353,692

NETHERLANDS — 0.9%
ASML Holding	831	612,230
Euronext	2,584	421,137
NN Group	9,903	623,111
Wolters Kluwer	1,621	287,451
		1,943,929

NORWAY — 0.5%
Kongsberg Gruppen	2,543	447,874
Orkla	10,290	116,678
Telenor	32,847	504,334
		1,068,886

PHILIPPINES — 0.0%
International Container Terminal Services	1,570	11,524

POLAND — 0.2%
Bank Polska Kasa Opieki	1,756	86,563
CD Projekt	2,247	133,212
Dino Polska *	283	41,538
LPP	9	34,690
Powszechna Kasa Oszczednosci Bank Polski	5,789	116,476
		412,479

ROMANIA — 0.0%
NEPI Rockcastle	5,267	40,505

RUSSIA — 0.0%
Evraz * (1)	29,556	—

SINGAPORE — 0.1%
Oversea-Chinese Banking	13,400	168,306

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
SINGAPORE — continued
Singapore Telecommunications	43,800	$129,313
		297,619

SOUTH AFRICA — 0.5%
Aspen Pharmacare Holdings	1,529	10,314
Discovery	13,288	161,127
FirstRand	6,672	27,676
Harmony Gold Mining ADR	19,012	277,385
MTN Group	23,681	164,832
Old Mutual	68,289	44,317
Pepkor Holdings	32,790	53,286
Sanlam	46,972	231,484
Shoprite Holdings	2,080	33,803
Sibanye Stillwater *	68,981	105,031
		1,109,255

SOUTH KOREA — 1.3%
Alteogen *	94	22,479
Coway	420	27,008
DB Insurance	1,519	110,706
Hana Financial Group	2,771	145,738
Hanwha Aerospace	532	311,979
HD Hyundai	196	15,835
HD Hyundai Heavy Industries	334	97,799
Hyundai Glovis	312	25,603
KB Financial Group	4,476	336,792
Kia	5,045	326,275
Korea Zinc	203	107,027
Krafton *	775	207,006
KT&G	2,730	237,347
LG Innotek	257	26,934
LS Electric	512	93,479
Meritz Financial Group	2,356	190,431
NAVER	750	101,631
NH Investment & Securities	14,968	186,735
Samsung E&A	1,742	27,410
Samsung Fire & Marine Insurance	303	88,676
Samsung Life Insurance	441	31,558

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
SK Square *	1,961	$162,197
		2,880,645

SPAIN — 1.3%
Banco Bilbao Vizcaya Argentaria	35,047	526,123
Banco Santander	122,982	981,106
CaixaBank	110,550	937,752
Iberdrola	23,846	437,091
		2,882,072

SWEDEN — 1.0%
Alfa Laval	4,917	209,191
Atlas Copco, Cl A	32,712	525,448
Investor, Cl B	11,172	328,992
Skandinaviska Enskilda Banken, Cl A	15,724	262,358
Tele2, Cl B	28,241	422,547
Telia	94,124	363,980
		2,112,516

SWITZERLAND — 0.7%
Chocoladefabriken Lindt & Spruengli	5	80,508
Kuehne + Nagel International	475	106,883
Partners Group Holding	42	56,379
Sika	198	53,138
Sonova Holding	199	62,506
Swiss Life Holding	127	126,840
Swiss Prime Site	1,324	188,290
Zurich Insurance Group	1,088	763,164
		1,437,708

TAIWAN — 3.2%
Accton Technology	15,000	366,025
Acer	39,000	44,640
Advantech	5,387	60,633
ASE Technology Holding	33,000	150,143
Asia Cement	58,000	80,614
Chailease Holding	7,921	31,820
Compal Electronics	18,000	17,060
CTBC Financial Holding	75,000	101,244
Delta Electronics	8,000	98,307

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
E.Sun Financial Holding	276,841	$273,805
Evergreen Marine Taiwan	14,600	117,954
Fubon Financial Holding	66,195	174,495
Hon Hai Precision Industry	81,000	412,504
International Games System	2,000	55,695
Inventec	15,000	20,769
Lite-On Technology	70,000	233,862
MediaTek	12,000	492,704
Mega Financial Holding	57,465	75,790
Micro-Star International	29,000	136,111
Novatek Microelectronics	25,000	425,760
PharmaEssentia *	1,000	16,500
Quanta Computer	4,000	35,386
Realtek Semiconductor	21,000	374,459
SinoPac Financial Holdings	56,347	42,862
Synnex Technology International	54,000	127,411
Taishin Financial Holding	216,533	123,236
Taiwan Cooperative Financial Holding	159,996	127,876
Taiwan Semiconductor Manufacturing	57,000	1,817,960
United Microelectronics	310,000	477,312
Wan Hai Lines	16,000	57,230
Wiwynn	2,000	157,349
Yang Ming Marine Transport	15,000	39,463
Yuanta Financial Holding	189,640	196,533
Zhen Ding Technology Holding	36,000	122,177
		7,085,689

THAILAND — 0.1%
Advanced Info Service NVDR	20,700	180,045
Charoen Pokphand Foods NVDR	51,700	38,532
PTT Exploration & Production NVDR	4,900	14,601
		233,178

TÜRKIYE — 0.3%
Akbank	46,343	60,264
Ford Otomotiv Sanayi	33,060	67,695
Haci Omer Sabanci Holding	142,793	281,579
Turk Hava Yollari AO *	3,202	22,335
Turkcell Iletisim Hizmetleri	62,684	151,782

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
TÜRKIYE — continued
Turkiye Is Bankasi, Cl C	558,779	$153,302
		736,957

UNITED KINGDOM — 1.6%
Ashtead Group	3,098	181,405
AstraZeneca	170	24,902
Auto Trader Group	3,155	33,789
BAE Systems	17,152	439,774
British American Tobacco	12,891	580,330
BT Group, Cl A	16,340	39,562
HSBC Holdings	2,844	33,505
Imperial Brands	26,568	1,007,580
Legal & General Group	74,166	248,838
Next	430	74,625
Pearson	24,025	377,331
Rolls-Royce Holdings	39,847	463,697
SSE	1,149	27,353
Tesco	18,090	94,658
		3,627,349

UNITED STATES — 1.0%
CONSUMER STAPLES — 0.0%
JBS	15,200	106,569

ENERGY — 0.2%
Shell	4,894	161,477
Tenaris	11,856	198,558
		360,035

HEALTH CARE — 0.2%
Haleon	91,517	510,876

INDUSTRIALS — 0.6%
Experian	5,803	289,019

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Schneider Electric	4,005	$1,010,506
		1,299,525

		2,277,005
Total Common Stock
(Cost $38,555,029)		71,799,858
PREFERRED STOCK — 0.0%

BRAZIL — 0.0%
Cia Energetica de Minas Gerais(2)	9,294	17,598
Petroleo Brasileiro(2)	8,300	45,044

Total Preferred Stock
(Cost $49,122)		62,642
RIGHT — 0.0%
	Number of Rights
Hanwha Aerospace	38	3,498

Total Right
(Cost $–)		3,498
WARRANTS — 0.0%
	Number of Warrants
Constellation Software, Expires 08/22/28(1)	28	—

Total Warrants
(Cost $–)		—
SHORT-TERM INVESTMENT — 3.0%
	Shares
DWS Government Money Market Series, Institutional Shares, 4.350% (B)
(Cost $6,667,483)	6,667,483	6,667,483

Total Investments — 99.5%
(Cost $143,590,399)		$219,718,630

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND MAY 31, 2025 (UNAUDITED)

A list of open futures contracts held by the Fund at May 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
IFSC Nifty50 Index	117	Jun-2025	$5,852,884	$5,811,858	$(41,026)

Percentages are based on Net Assets of $220,789,883.

*	Non-income producing security.
(1)	Level 3 security in accordance with fair value hierarchy.
(2)	No Interest Rate Available.
(A)

Represents greater than 10% of the Fund’s total investments. For further financial information, please go to the Fund’s website https://www.dimensional.com/us-en/funds/dfalx/large-cap-international-portfolio-i.

(B)	The rate reported is the 7-day effective yield as of May 31, 2025.

ADR — American Depositary Receipt
Cl — Class
EAFE — Europe, Australasia and Far East
ETF — Exchange-Traded Fund
IFSC — International Financial Service Centre Min — Minimum
NVDR — Non-Voting Depositary Receipt
Ser — Series
Vol — Volatility

Amounts designated as “—” are $0.

SYM-QH-001-0700

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 54.2%
	Shares	Value
AUSTRALIA — 0.1%
BlueScope Steel	1,841	$27,024
Fortescue	24,313	241,885
REA Group	734	113,378
Wesfarmers	1,077	57,626
		439,913

AUSTRIA — 0.1%
Erste Group Bank	2,210	177,970

BELGIUM — 0.1%
Liberty Global, Cl A *	31,124	299,724
UCB	210	38,203
		337,927

BRAZIL — 0.1%
Banco do Brasil	29,900	122,433
BRF	4,700	16,747
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	6,800	139,698
Wheaton Precious Metals	1,224	106,056
		384,934

CANADA — 0.9%
Canadian Natural Resources	20,988	637,279
Canadian Pacific Kansas City	3,055	249,524
Cenovus Energy	21,691	285,768
CGI, Cl A	253	27,198
Constellation Software	22	79,766
Dollarama	718	92,343
Fairfax Financial Holdings	12	20,418
George Weston	512	103,083
Hydro One	1,426	52,505
Imperial Oil	6,944	495,772
Intact Financial	1,593	361,410
National Bank of Canada	4,302	423,413
RB Global	1,078	113,577
Royal Bank of Canada	1,750	221,806
Sun Life Financial	315	20,291
Teck Resources, Cl B	2,215	82,089

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
CANADA — continued
WSP Global	1,366	$279,909
		3,546,151

CHILE — 0.0%
Antofagasta	5,161	123,208

CHINA — 2.1%
AAC Technologies Holdings	29,000	134,115
Agricultural Bank of China, Cl A	32,600	25,019
Agricultural Bank of China, Cl H	831,000	532,456
Airtac International Group	1,046	32,097
Alibaba Group Holding	22,100	314,656
Anhui Conch Cement, Cl A	3,288	10,582
Autohome ADR	2,360	57,867
Bank of Beijing, Cl A	15,300	13,376
Bank of China, Cl A	24,900	19,070
Bank of China, Cl H	137,000	79,379
Bank of Communications, Cl A	16,500	17,394
Bank of Communications, Cl H	177,000	154,502
Bank of Ningbo, Cl A	4,440	16,435
Bank of Shanghai, Cl A	12,297	18,060
Baoshan Iron & Steel, Cl A	25,300	23,637
BOE Technology Group, Cl A	66,900	35,226
BYD, Cl A	600	29,204
BYD, Cl H	1,000	49,698
BYD Electronic International	22,000	86,796
China CITIC Bank, Cl H	280,000	246,478
China Coal Energy, Cl H	84,000	94,023
China Communications Services, Cl H	22,000	12,637
China Construction Bank, Cl H	525,000	469,391
China Everbright Bank, Cl A	26,600	14,638
China Galaxy Securities, Cl H	66,500	63,936
China Hongqiao Group	105,500	187,470
China Life Insurance, Cl H	7,000	14,173
China Merchants Bank, Cl A	5,000	30,066
China Merchants Bank, Cl H	43,000	266,227
China Merchants Securities, Cl A	5,500	12,323
China Merchants Shekou Industrial Zone Holdings, Cl A	6,200	7,457
China Pacific Insurance Group, Cl A	2,800	13,347
China Pacific Insurance Group, Cl H	39,600	123,030

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
China Petroleum & Chemical, Cl A	21,100	$16,911
China Resources Power Holdings	12,000	31,133
China Shenhua Energy, Cl H	100,500	423,576
China Taiping Insurance Holdings	144,200	220,691
China Tourism Group Duty Free, Cl A	1,400	11,733
COSCO SHIPPING Holdings, Cl H	96,250	165,675
Foshan Haitian Flavouring & Food, Cl A	3,088	18,967
Geely Automobile Holdings	41,000	91,382
Great Wall Motor, Cl H	60,500	93,362
Guotai Junan Securities, Cl A	14,745	35,069
Haier Smart Home, Cl A	6,741	23,375
Hansoh Pharmaceutical Group	14,000	46,007
Hisense Home Appliances Group, Cl H	12,000	39,490
Huatai Securities, Cl A	7,100	16,463
Huatai Securities, Cl H	39,600	66,406
Huaxia Bank, Cl A	6,500	6,792
Industrial & Commercial Bank of China, Cl A	13,200	12,946
Industrial & Commercial Bank of China, Cl H	418,000	303,164
Industrial Bank, Cl A	5,400	16,944
Inner Mongolia Yili Industrial Group, Cl A	4,100	17,188
JD Logistics *	31,700	49,887
JD.com, Cl A	12,400	200,671
Jiangsu Hengrui Pharmaceuticals, Cl A	3,720	28,169
Jiangsu Yanghe Distillery, Cl A	900	8,194
Kingsoft	8,000	33,922
Kweichow Moutai, Cl A	200	42,103
Lenovo Group	20,000	22,832
Luxshare Precision Industry, Cl A	4,415	18,526
Luzhou Laojiao, Cl A	700	11,312
Meituan, Cl B *	10,700	185,053
Midea Group, Cl A	2,100	23,009
NARI Technology, Cl A	6,583	20,236
New China Life Insurance, Cl A	2,000	13,906
New China Life Insurance, Cl H	40,700	165,526
People's Insurance Group of China, Cl H	104,000	67,838
PetroChina, Cl A	9,700	11,158
PetroChina, Cl H	602,000	503,810
PICC Property & Casualty, Cl H	168,000	319,219
Ping An Bank, Cl A	7,000	11,219
Ping An Insurance Group of China, Cl A	1,200	8,843

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Poly Developments and Holdings Group, Cl A	6,900	$7,758
Pop Mart International Group	15,000	419,221
SAIC Motor, Cl A	4,600	10,319
Sany Heavy Industry, Cl A	9,500	24,802
Shanghai Pudong Development Bank, Cl A	10,000	17,080
Shenwan Hongyuan Group, Cl A	19,800	12,974
Sinotruk Hong Kong	55,000	138,583
Tencent Holdings	900	56,738
Tencent Music Entertainment Group ADR	5,454	91,845
Trip.com Group	750	46,920
Wuliangye Yibin, Cl A	800	13,984
Xiaomi, Cl B *	83,200	535,559
Yankuang Energy Group, Cl H	35,300	41,885
Yonghui Superstores, Cl A *	9,900	6,778
		8,031,918

DENMARK — 0.2%
Danske Bank	7,177	275,021
DSV Panalpina	413	97,255
Novo Nordisk, Cl B	861	61,172
Pandora	1,648	301,244
ROCKWOOL, Cl B	1,190	56,468
		791,160

FINLAND — 0.0%
Wartsila Abp	1,330	26,666

FRANCE — 0.3%
Air Liquide	893	185,037
Dassault Systemes	1,220	45,748
EssilorLuxottica	578	160,599
Hermes International SCA	98	270,236
L'Oreal	36	15,238
LVMH Moet Hennessy Louis Vuitton	89	48,274
Safran	787	232,760
		957,892

GERMANY — 0.9%
Brenntag	937	63,503

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
GERMANY — continued
Commerzbank	10,794	$328,774
Deutsche Boerse	247	79,571
Deutsche Telekom	16,163	612,066
Hannover Rueck	1,226	387,668
Heidelberg Materials	176	34,498
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	1,286	833,163
Rheinmetall	227	486,521
RWE	433	16,303
SAP	48	14,521
Siemens	1,980	476,235
Siemens Energy *	582	56,876
		3,389,699

HONG KONG — 0.0%
Techtronic Industries	2,500	27,846

HUNGARY — 0.0%
Richter Gedeon Nyrt	3,120	90,783

INDONESIA — 0.1%
Adaro Energy Indonesia	1,134,000	153,156
Bank Mandiri Persero	222,200	72,193
Sumber Alfaria Trijaya	220,200	32,854
		258,203

IRELAND — 0.2%
Accenture, Cl A	2,420	766,704

ITALY — 0.9%
Ferrari	239	114,424
Intesa Sanpaolo	227,211	1,268,455
Leonardo	11,312	699,756
Prysmian	4,171	268,245
UniCredit	18,029	1,159,379
		3,510,259

JAPAN — 1.9%
Advantest	5,200	262,996

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Ajinomoto	9,600	$239,999
Chiba Bank	9,000	81,794
Chugai Pharmaceutical	2,100	109,791
Daiichi Sankyo	4,500	119,763
Disco	300	67,203
Fujitsu	14,000	320,633
Hitachi	7,000	195,022
Hoya	700	82,648
ITOCHU	9,400	498,917
Japan Post Holdings	11,500	112,682
Japan Tobacco	21,300	653,370
Konami Group	1,900	257,911
Marubeni	12,500	253,366
Mitsubishi HC Capital	30,000	220,287
Mitsubishi UFJ Financial Group	15,200	212,622
Mitsui	11,000	229,693
Mitsui OSK Lines	1,600	56,723
Mizuho Financial Group	35,600	989,974
MonotaRO	600	12,377
Nippon Sanso Holdings	1,800	64,329
Nippon Steel	4,900	98,565
Nippon Yusen	19,700	718,316
Nitto Denko	3,000	54,571
Nomura Research Institute	2,400	92,515
Obayashi	8,900	134,287
ORIX	7,500	158,939
Renesas Electronics	4,400	53,440
Resona Holdings	32,300	286,278
Sekisui House	600	13,606
Sompo Holdings	3,000	90,784
Sony	6,000	160,596
Sumitomo Mitsui Financial Group	8,700	223,511
TDK	9,000	98,552
Tokio Marine Holdings	1,400	59,209
Tokyo Gas	3,700	124,071
		7,409,340

MALAYSIA — 0.0%
Telekom Malaysia	43,200	66,197

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
MEXICO — 0.3%
Arca Continental	11,400	$125,485
Coca-Cola Femsa ADR	1,093	103,835
Grupo Bimbo, Ser A	16,700	46,709
Grupo Carso	17,100	108,731
Grupo Financiero Inbursa, Cl O	35,700	90,005
Grupo Mexico	14,300	79,020
Promotora y Operadora de Infraestructura	10,290	115,919
Southern Copper	3,478	316,185
		985,889

NETHERLANDS — 0.4%
ASML Holding	568	418,468
Euronext	1,968	320,742
NN Group	8,285	521,304
NXP Semiconductors	1,074	205,274
Wolters Kluwer	1,037	183,890
		1,649,678

NORWAY — 0.2%
Kongsberg Gruppen	2,255	397,151
Telenor	30,720	471,676
		868,827

PHILIPPINES — 0.0%
Metropolitan Bank & Trust	24,600	32,432

POLAND — 0.1%
Bank Polska Kasa Opieki	1,687	83,162
CD Projekt	665	39,424
Dino Polska *	183	26,860
LPP	6	23,127
Powszechna Kasa Oszczednosci Bank Polski	7,038	141,606
Powszechny Zaklad Ubezpieczen	790	12,906
		327,085

ROMANIA — 0.0%
NEPI Rockcastle	5,921	45,534

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
RUSSIA — 0.0%
Evraz * (1)	16,851	$—

SOUTH AFRICA — 0.1%
Aspen Pharmacare Holdings	1,196	8,067
Discovery	1,948	23,621
FirstRand	5,526	22,922
Harmony Gold Mining ADR	13,821	201,648
MTN Group	15,428	107,387
Shoprite Holdings	2,772	45,049
Sibanye Stillwater *	53,377	81,273
		489,967

SOUTH KOREA — 0.5%
Alteogen *	44	10,522
Coupang, Cl A *	1,694	47,517
Coway	429	27,587
DB Insurance	1,142	83,230
Hana Financial Group	3,889	204,538
Hanwha Aerospace	411	241,021
HD Hyundai Heavy Industries	306	89,600
KB Financial Group	2,990	224,979
Kia	3,952	255,587
Korea Zinc	112	59,050
Krafton *	415	110,848
KT&G	1,054	91,635
LG Innotek	105	11,004
LS Electric	383	69,927
Meritz Financial Group	1,869	151,068
NH Investment & Securities	14,168	176,755
Samsung E&A	748	11,770
Samsung Fire & Marine Insurance	256	74,921
SK Square *	1,478	122,247
		2,063,806

SPAIN — 0.5%
Banco Bilbao Vizcaya Argentaria	17,512	262,889
Banco Santander	70,225	560,230
CaixaBank	86,144	730,726

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
SPAIN — continued
Iberdrola	18,507	$339,228
		1,893,073

SWEDEN — 0.5%
Alfa Laval	4,339	184,600
Atlas Copco, Cl A	25,804	414,486
Epiroc, Cl A	1,316	29,412
Investor, Cl B	10,944	322,278
Skandinaviska Enskilda Banken, Cl A	15,002	250,311
Tele2, Cl B	14,732	220,423
Telia	75,672	292,626
		1,714,136

SWITZERLAND — 0.3%
Chocoladefabriken Lindt & Spruengli	5	80,508
Partners Group Holding	76	102,020
Sika	119	31,936
Sonova Holding	131	41,148
Swiss Life Holding	60	59,924
TE Connectivity	1,162	186,002
UBS Group	1,015	32,379
Zurich Insurance Group	839	588,506
		1,122,423

TAIWAN — 1.3%
Accton Technology	11,000	268,418
Acer	42,000	48,074
Advantech	5,058	56,930
ASE Technology Holding	34,000	154,693
Asustek Computer	2,000	41,120
Chailease Holding	2,589	10,401
Compal Electronics	17,000	16,112
Delta Electronics	9,000	110,596
E.Sun Financial Holding	220,392	217,975
Eclat Textile	1,000	14,214
Evergreen Marine Taiwan	16,800	135,728
Fubon Financial Holding	19,920	52,511
Hon Hai Precision Industry	59,000	300,466
Hua Nan Financial Holdings	18,900	16,536
Lite-On Technology	10,000	33,409

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
MediaTek	10,000	$410,586
Mega Financial Holding	29,796	39,297
Micro-Star International	18,000	84,482
Novatek Microelectronics	17,000	289,517
PharmaEssentia *	2,000	33,000
Realtek Semiconductor	15,000	267,471
SinoPac Financial Holdings	26,985	20,527
Synnex Technology International	32,000	75,503
Taishin Financial Holding	154,493	87,927
Taiwan Cooperative Financial Holding	146,562	117,139
Taiwan Semiconductor Manufacturing	39,000	1,243,868
United Microelectronics	202,000	311,023
Wan Hai Lines	10,000	35,769
Wiwynn	1,000	78,674
Yang Ming Marine Transport	9,000	23,677
Yuanta Financial Holding	165,242	171,248
Zhen Ding Technology Holding	26,000	88,239
		4,855,130

TÜRKIYE — 0.2%
Akbank	33,109	43,055
BIM Birlesik Magazalar	7,126	86,555
Ford Otomotiv Sanayi	24,800	50,781
Haci Omer Sabanci Holding	105,474	207,988
Turk Hava Yollari AO *	2,594	18,094
Turkcell Iletisim Hizmetleri	29,483	71,390
Turkiye Is Bankasi, Cl C	386,389	106,007
		583,870

UNITED KINGDOM — 0.6%
Aptiv PLC *	823	54,985
Ashtead Group	1,136	66,519
AstraZeneca	1,371	200,829
BAE Systems	12,198	312,754
British American Tobacco	4,617	207,849
Flutter Entertainment *	221	55,847
HSBC Holdings	6,445	75,929
Imperial Brands	20,915	793,193
Legal & General Group	25,875	86,814
Next	390	67,683
Pearson	15,095	237,078

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
Rolls-Royce Holdings	23,217	$270,175
SSE	784	18,664
		2,448,319

UNITED STATES — 41.3%
COMMUNICATION SERVICES — 3.6%
Alphabet, Cl A	8,286	1,423,038
Alphabet, Cl C	7,039	1,216,691
AT&T	38,732	1,076,750
Charter Communications, Cl A *	592	234,592
Comcast, Cl A	10,581	365,785
Electronic Arts	977	140,473
Fox, Cl A	1,383	75,982
Fox, Cl B	1,153	57,973
Liberty Media -Liberty Formula One, Cl A *	600	52,872
Liberty Media -Liberty Formula One, Cl C *	946	91,317
Live Nation Entertainment *	922	126,489
Meta Platforms, Cl A	8,661	5,607,911
Netflix *	888	1,072,020
News, Cl B	1,712	56,017
Omnicom Group	925	67,932
Pinterest, Cl A *	2,910	90,530
ROBLOX, Cl A *	559	48,622
Snap, Cl A *	3,407	28,108
Spotify Technology *	454	301,973
Take-Two Interactive Software *	647	146,403
TKO Group Holdings, Cl A	262	41,346
T-Mobile US	2,052	496,994
Trade Desk, Cl A *	389	29,261
Verizon Communications	11,335	498,287
Walt Disney	1,937	218,958
Warner Bros Discovery *	7,406	73,838
Warner Music Group, Cl A	700	18,424
		13,658,586

CONSUMER DISCRETIONARY — 4.0%
Airbnb, Cl A *	496	63,984
Amazon.com *	16,326	3,346,993
AutoNation *	4,486	824,751
AutoZone *	113	421,834
Best Buy	1,253	83,049

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
Booking Holdings	47	$259,390
Burlington Stores *	389	88,797
Carnival *	3,738	86,796
Carvana, Cl A *	383	125,302
Chipotle Mexican Grill, Cl A *	4,140	207,331
Choice Hotels International	455	57,639
Darden Restaurants	621	133,024
Deckers Outdoor *	474	50,016
Dick's Sporting Goods	2,972	532,998
Domino's Pizza	142	67,282
DoorDash, Cl A *	412	85,964
DR Horton	4,399	519,346
DraftKings, Cl A *	1,135	40,724
Duolingo, Cl A *	77	40,010
eBay	2,574	188,340
Expedia Group	306	51,026
Ford Motor	12,647	131,276
Gap	5,512	122,973
Garmin	412	83,624
General Motors	4,309	213,769
Genuine Parts	797	100,836
Hilton Worldwide Holdings	565	140,369
Home Depot	1,796	661,449
Las Vegas Sands	1,895	77,998
Lennar, Cl A	681	72,240
Lennar, Cl B	77	7,800
Lowe's	852	192,322
Lululemon Athletica *	483	152,952
Marriott International, Cl A	590	155,660
McDonald's	995	312,281
NIKE, Cl B	4,071	246,662
NVR *	33	234,826
O'Reilly Automotive *	281	384,267
Penske Automotive Group	3,074	504,689
Pool	429	128,953
PulteGroup	1,998	195,864
Ralph Lauren, Cl A	503	139,235
Ross Stores	1,244	174,272
Royal Caribbean Cruises	4,044	1,039,187
Starbucks	2,707	227,253
Tapestry	316	24,822

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
Tesla *	1,411	$488,855
TJX	2,581	327,529
Toll Brothers	2,026	211,210
Tractor Supply	7,180	347,512
Ulta Beauty *	245	115,508
Williams-Sonoma	5,264	851,505
Yum! Brands	686	98,743
		15,441,037

CONSUMER STAPLES — 2.5%
Altria Group	5,642	341,962
Archer-Daniels-Midland	991	47,836
Brown-Forman, Cl A	439	14,588
Brown-Forman, Cl B	689	22,971
Campbell Soup	1,028	34,993
Casey's General Stores	473	207,060
Church & Dwight	1,050	103,225
Clorox	278	36,663
Coca-Cola	5,320	383,572
Colgate-Palmolive	2,292	213,018
Constellation Brands, Cl A	1,035	184,530
Costco Wholesale	643	668,836
Dollar General	1,055	102,599
Dollar Tree *	923	83,310
Estee Lauder, Cl A	451	30,190
General Mills	2,434	132,069
Hershey	837	134,498
Hormel Foods	1,658	50,867
JBS	9,800	68,709
Kenvue	7,138	170,384
Keurig Dr Pepper	3,013	101,448
Kimberly-Clark	811	116,589
Kraft Heinz	2,761	73,802
Kroger	4,181	285,270
McCormick	1,068	77,576
Mondelez International, Cl A	4,499	303,637
Monster Beverage *	2,759	176,438
PepsiCo	3,293	432,865
Philip Morris International	4,453	804,167
Procter & Gamble	4,542	771,640

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER STAPLES — continued
Sysco	1,387	$101,251
Target	4,153	390,424
Tyson Foods, Cl A	865	48,578
US Foods Holding *	859	67,964
Walmart	26,960	2,661,491
		9,445,020

ENERGY — 1.7%
Antero Resources *	792	29,660
Baker Hughes, Cl A	4,219	156,314
Cheniere Energy	852	201,915
Chesapeake Energy	575	66,775
Chevron	3,089	422,266
ConocoPhillips	4,474	381,856
Coterra Energy	2,756	66,998
Devon Energy	6,522	197,356
Diamondback Energy	3,158	424,909
EOG Resources	2,677	290,642
EQT	1,335	73,599
Exxon Mobil	7,356	752,519
Halliburton	5,489	107,530
Hess	1,353	178,853
Kinder Morgan	6,341	177,802
Marathon Petroleum	2,902	466,467
Occidental Petroleum	4,970	202,677
ONEOK	2,300	185,932
Phillips 66	1,176	133,452
Schlumberger	4,535	149,882
Targa Resources	6,980	1,102,351
Tenaris	10,560	176,853
Texas Pacific Land	152	169,333
Valero Energy	1,767	227,890
Williams	3,561	215,476
		6,559,307

FINANCIALS — 6.7%
Affirm Holdings, Cl A *	693	35,967
Aflac	3,243	335,780
Allstate	2,219	465,702
American Express	1,137	334,335

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
American International Group	2,638	$223,280
Ameriprise Financial	1,828	930,891
Aon, Cl A	1,169	434,962
Apollo Global Management	969	126,639
Arch Capital Group	1,454	138,188
Ares Management, Cl A	145	23,998
Arthur J Gallagher	528	183,448
Assurant	1,057	214,550
Assured Guaranty	510	43,120
Bank of America	9,968	439,888
Bank of New York Mellon	1,903	168,625
Bank OZK	2,910	129,000
Berkshire Hathaway, Cl B *	2,626	1,323,399
BlackRock Funding	213	208,717
Blackstone, Cl A	238	33,025
Block, Cl A *	968	59,774
Brown & Brown	1,232	139,093
Capital One Financial	1,926	364,236
Carlyle Group	1,244	56,229
Cboe Global Markets	418	95,772
Charles Schwab	2,422	213,959
Chubb	901	267,777
Cincinnati Financial	763	115,076
Citigroup	4,367	328,922
Citizens Financial Group	11,823	477,058
CME Group, Cl A	722	208,658
Coinbase Global, Cl A *	407	100,374
Corebridge Financial	3,430	111,852
Corpay *	369	119,966
East West Bancorp	3,823	348,658
Equitable Holdings	1,214	64,184
Erie Indemnity, Cl A	189	67,758
Everest Group	149	51,731
FactSet Research Systems	154	70,572
Fidelity National Financial	3,034	166,172
Fidelity National Information Services	1,469	116,947
Fifth Third Bancorp	3,609	137,828
First American Financial	1,333	74,395
First Citizens BancShares, Cl A	130	240,354
First Hawaiian	1,993	47,593
Fiserv *	1,407	229,046

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Global Payments	982	$74,249
Goldman Sachs Group	805	483,362
Hartford Financial Services Group	2,749	356,930
Huntington Bancshares	4,380	68,459
Interactive Brokers Group, Cl A	163	34,178
Intercontinental Exchange	1,625	292,175
Jefferies Financial Group	1,798	87,383
JPMorgan Chase	17,721	4,678,344
KeyCorp	3,591	56,953
KKR	1,027	124,739
Loews	807	72,057
LPL Financial Holdings	431	166,866
M&T Bank	807	147,390
Markel Group *	66	128,152
Marsh & McLennan	1,971	460,544
Mastercard, Cl A	1,321	773,578
MetLife	2,727	214,288
Moody's	459	220,008
Morgan Stanley	6,567	840,773
MSCI, Cl A	229	129,161
Nasdaq	3,894	325,305
Northern Trust	930	99,268
PayPal Holdings *	3,222	226,442
PNC Financial Services Group	1,082	188,062
Principal Financial Group	1,334	103,905
Progressive	2,923	832,850
Prudential Financial	1,002	104,098
Raymond James Financial	865	127,138
Regions Financial	6,591	141,311
Robinhood Markets, Cl A *	2,022	133,755
Rocket, Cl A	2,356	30,039
S&P Global	487	249,763
State Street	1,537	147,982
Synchrony Financial	2,305	132,883
T Rowe Price Group	1,241	116,145
Toast, Cl A *	1,524	64,282
Tradeweb Markets, Cl A	588	84,937
Travelers	1,239	341,592
Truist Financial	3,566	140,857
Unum Group	6,167	503,906
US Bancorp	3,586	156,314

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Virtu Financial, Cl A	3,597	$144,563
Visa, Cl A	2,499	912,610
Wells Fargo	4,772	356,850
Western Alliance Bancorp	2,484	179,866
Willis Towers Watson	543	171,887
WR Berkley	3,753	280,312
		25,774,009

HEALTH CARE — 3.9%
Abbott Laboratories	1,856	247,924
AbbVie	4,278	796,179
Agilent Technologies	727	81,366
Align Technology *	188	34,017
Alnylam Pharmaceuticals *	471	143,448
Amgen	871	251,005
Avantor *	1,809	23,354
Baxter International	1,541	47,001
Becton Dickinson	873	150,671
Biogen *	409	53,084
Boston Scientific *	1,466	154,311
Bristol-Myers Squibb	8,267	399,131
Cardinal Health	1,059	163,552
Cencora, Cl A	1,942	565,588
Centene *	2,173	122,644
Chemed	99	56,909
Cigna Group	1,452	459,761
Cooper *	976	66,641
CVS Health	2,882	184,563
Danaher	2,706	513,869
DexCom *	572	49,078
Edwards Lifesciences *	1,770	138,449
Elevance Health	674	258,708
Eli Lilly	2,747	2,026,379
Fortrea Holdings *	887	3,814
GE HealthCare Technologies	2,393	168,802
Gilead Sciences	5,013	551,831
GRAIL *	58	2,228
Haleon	6,092	34,007
HCA Healthcare	2,897	1,104,887
Hologic *	799	49,674

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Humana	292	$68,074
IDEXX Laboratories *	462	237,172
Incyte *	344	22,381
Insulet *	253	82,233
Intuitive Surgical *	220	121,515
IQVIA Holdings *	447	62,728
Johnson & Johnson	4,033	625,962
Labcorp Holdings	684	170,295
McKesson	766	551,145
Medtronic	3,138	260,391
Merck	4,341	333,562
Mettler-Toledo International *	90	103,997
Moderna *	666	17,689
Molina Healthcare *	599	182,719
Natera *	128	20,189
Pfizer	10,745	252,400
Quest Diagnostics	1,602	277,691
Regeneron Pharmaceuticals	230	112,764
ResMed	683	167,192
Royalty Pharma, Cl A	1,078	35,445
Solventum *	498	36,399
STERIS	377	92,444
Stryker	488	186,728
Thermo Fisher Scientific	681	274,320
United Therapeutics *	986	314,386
UnitedHealth Group	1,605	484,566
Veeva Systems, Cl A *	358	100,133
Vertex Pharmaceuticals *	298	131,731
Waters *	248	86,612
West Pharmaceutical Services	206	43,435
Zimmer Biomet Holdings	622	57,330
Zoetis, Cl A	1,688	284,647
		14,701,150

INDUSTRIALS — 7.1%
3M	1,652	245,074
AECOM	663	72,831
Air Lease, Cl A	1,150	66,251
Alaska Air Group *	2,246	114,389
Allison Transmission Holdings	2,427	251,243

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Amentum Holdings *	1,016	$20,988
AMETEK	470	84,008
Automatic Data Processing	805	262,052
Axon Enterprise *	99	74,286
Boeing *	914	189,490
Booz Allen Hamilton Holding, Cl A	2,648	281,350
Broadridge Financial Solutions	1,184	287,511
Builders FirstSource *	2,894	311,626
Carlisle	715	271,829
Carrier Global	2,066	147,099
Caterpillar	1,278	444,782
Cintas	3,348	758,322
CNH Industrial	3,698	46,262
Comfort Systems USA	117	55,953
Copart *	7,052	363,037
CSX	7,967	251,677
Cummins	493	158,490
Deere	692	350,332
Delta Air Lines	9,233	446,785
Dover	2,700	479,925
Eaton	3,908	1,251,342
EMCOR Group	208	98,147
Emerson Electric	1,567	187,068
Equifax	514	135,794
Esab	1,106	136,027
Expeditors International of Washington	698	78,686
Experian	4,503	224,273
Fastenal	10,572	437,046
FedEx	914	199,343
Ferguson Enterprises	874	159,365
Fortive	1,538	107,952
GE Vernova	316	149,462
General Dynamics	603	167,929
General Electric	4,652	1,143,973
HEICO	516	154,614
HEICO, Cl A	280	66,035
Honeywell International	1,106	250,697
Howmet Aerospace	4,415	750,064
Hubbell, Cl B	1,351	526,323
Illinois Tool Works	599	146,803
Ingersoll Rand	4,230	345,337

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
ITT	1,371	$206,390
Jacobs Solutions	2,250	284,175
Johnson Controls International	1,819	184,392
L3Harris Technologies	542	132,432
Leidos Holdings	533	79,161
Lennox International	94	53,058
Lockheed Martin	734	354,067
Nordson	223	47,274
Norfolk Southern	791	195,472
Northrop Grumman	379	183,728
nVent Electric	1,352	88,962
Old Dominion Freight Line	3,816	611,209
Otis Worldwide	1,188	113,276
Owens Corning	1,447	193,826
PACCAR	1,955	183,477
Parker-Hannifin	1,345	894,021
Paychex	1,038	163,911
Pentair	704	69,823
Quanta Services	3,315	1,135,586
Regal Beloit	474	63,251
Republic Services, Cl A	640	164,666
Rockwell Automation	530	167,241
Rollins	1,732	99,157
RTX	1,913	261,086
Ryder System	349	51,348
Schneider Electric	3,162	797,808
Snap-on	913	292,845
Southwest Airlines	1,809	60,384
SS&C Technologies Holdings	1,137	91,881
Stanley Black & Decker	729	47,698
Timken	400	27,396
Trane Technologies	3,473	1,494,328
TransDigm Group	132	193,833
TransUnion	605	51,806
Uber Technologies *	892	75,071
U-Haul Holding *	93	5,952
U-Haul Holding, Cl B	878	50,081
Union Pacific	1,220	270,425
United Airlines Holdings *	5,820	462,370
United Parcel Service, Cl B	3,537	344,999
United Rentals	1,847	1,308,378

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Veralto	583	$58,900
Verisk Analytics, Cl A	884	277,700
Vertiv Holdings, Cl A	4,370	471,654
Waste Management	1,525	367,479
Watsco	501	222,229
Westinghouse Air Brake Technologies	1,325	268,074
WW Grainger	677	736,278
XPO *	1,412	160,728
Xylem	1,052	132,594
		27,003,752

INFORMATION TECHNOLOGY — 9.7%
Adobe *	640	265,658
Advanced Micro Devices *	2,160	239,177
Amdocs	844	77,445
Amphenol, Cl A	2,709	243,620
Analog Devices	1,081	231,312
ANSYS *	174	57,563
Apple	31,923	6,411,735
Applied Materials	1,157	181,360
AppLovin, Cl A *	2,738	1,076,034
Arista Networks *	4,751	411,627
Arrow Electronics *	273	32,318
Atlassian, Cl A *	73	15,157
Autodesk *	459	135,919
Bentley Systems, Cl B	1,002	47,825
Broadcom	8,744	2,116,660
Cadence Design Systems *	1,859	533,663
CDW	1,452	261,883
Cisco Systems	5,660	356,806
Cloudflare, Cl A *	528	87,590
Cognizant Technology Solutions, Cl A	1,459	118,164
Corning	3,224	159,878
Crowdstrike Holdings, Cl A *	105	49,494
Datadog, Cl A *	325	38,311
Dell Technologies, Cl C	752	83,675
DocuSign, Cl A *	470	41,647
Dynatrace *	932	50,337
Entegris	648	44,544
F5 *	138	39,382

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Fair Isaac *	417	$719,859
First Solar *	557	88,051
Flex *	1,608	68,018
Fortinet *	4,563	464,422
Gartner *	335	146,201
Gen Digital	3,804	108,338
GLOBALFOUNDRIES *	410	14,678
GoDaddy, Cl A *	449	81,785
Guidewire Software *	236	50,745
Hewlett Packard Enterprise	7,177	124,019
HP	2,988	74,401
HubSpot *	73	43,063
Intel	3,699	72,315
International Business Machines	1,674	433,666
Intuit	196	147,680
Jabil	1,394	234,206
Juniper Networks	1,278	45,919
Keysight Technologies *	1,469	230,692
KLA	1,478	1,118,669
Kyndryl Holdings *	6,559	256,063
Lam Research	7,663	619,094
Manhattan Associates *	333	62,864
Marvell Technology	1,718	103,406
Microchip Technology	1,576	91,471
Micron Technology	2,777	262,315
Microsoft	16,745	7,708,728
MongoDB, Cl A *	27	5,098
Monolithic Power Systems	140	92,666
Motorola Solutions	890	369,688
NetApp	713	70,701
Nutanix, Cl A *	844	64,726
NVIDIA	39,308	5,311,690
Okta, Cl A *	678	69,949
ON Semiconductor *	2,272	95,469
Oracle	2,685	444,448
Palantir Technologies, Cl A *	3,923	516,973
Palo Alto Networks *	415	79,854
Pegasystems	493	48,388
PTC *	527	88,705
Pure Storage, Cl A *	808	43,301
QUALCOMM	2,243	325,684

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Roper Technologies	344	$196,173
Salesforce	946	251,040
Samsara, Cl A *	635	29,553
Sandisk Corp *	605	22,790
Seagate Technology Holdings	835	98,480
ServiceNow *	74	74,821
Snowflake, Cl A *	279	57,382
Synopsys *	1,096	508,522
TD SYNNEX	434	52,662
Teledyne Technologies *	612	305,302
Texas Instruments	919	168,039
Trimble *	1,191	84,883
Twilio, Cl A *	199	23,422
Tyler Technologies *	104	60,007
Ubiquiti	484	191,320
VeriSign	267	72,750
Western Digital *	1,814	93,512
Workday, Cl A *	421	104,286
Zebra Technologies, Cl A *	243	70,414
Zoom Video Communications, Cl A *	1,079	87,669
Zscaler *	219	60,378
		37,020,197

MATERIALS — 1.1%
Air Products & Chemicals	387	107,938
Amcor	5,053	46,033
Avery Dennison	117	20,794
Ball	939	50,312
Corteva	2,267	160,504
CRH	1,460	133,094
Dow	4,461	123,748
DuPont de Nemours	1,894	126,519
Eagle Materials	274	55,406
Ecolab	728	193,371
Element Solutions	2,957	63,221
Freeport-McMoRan	8,540	328,619
Graphic Packaging Holding	1,659	36,863
International Flavors & Fragrances	1,296	99,222
International Paper	1,935	92,512
Linde	676	316,084

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
MATERIALS — continued
LyondellBasell Industries, Cl A	1,878	$106,088
Martin Marietta Materials	269	147,291
Newmont	3,129	164,961
Nucor	927	101,377
Packaging Corp of America	1,341	259,041
PPG Industries	1,268	140,494
Reliance	1,718	503,065
RPM International	1,535	174,744
Sherwin-Williams	567	203,445
Smurfit WestRock	1,804	78,167
Steel Dynamics	3,487	429,145
Vulcan Materials	275	72,894
Westlake	353	25,074
		4,360,026

REAL ESTATE — 0.1%
CBRE Group, Cl A *	3,127	390,938
CoStar Group *	1,416	104,161
Millrose Properties *	378	10,535
Zillow Group, Cl C *	619	41,541
		547,175

UTILITIES — 0.9%
Alliant Energy	583	36,280
Ameren	710	68,785
American Electric Power	1,232	127,500
American Water Works	463	66,195
Atmos Energy	663	102,553
CenterPoint Energy	2,026	75,448
CMS Energy	796	55,903
Consolidated Edison	1,001	104,595
Constellation Energy	777	237,879
Dominion Energy	1,314	74,464
DTE Energy	954	130,364
Duke Energy	1,937	228,024
Edison International	1,663	92,546
Entergy	2,084	173,556
Evergy	1,568	104,131
Eversource Energy	830	53,792
Exelon	2,885	126,421

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
UTILITIES — continued
FirstEnergy	2,829	$118,648
NextEra Energy	2,471	174,552
NiSource	1,057	41,794
NRG Energy	1,257	195,966
PG&E	6,191	104,504
PPL	1,964	68,249
Public Service Enterprise Group	1,448	117,331
Sempra	1,826	143,505
Southern	2,677	240,930
Vistra	981	157,519
WEC Energy Group	1,166	125,275
Xcel Energy	1,714	120,151
		3,466,860

		157,977,119
Total Common Stock
(Cost $108,678,779)		207,394,058
REGISTERED INVESTMENT COMPANIES — 43.9%

EQUITY FUNDS — 43.9%
AQR International Defensive Style Fund, Cl R6 *	234,407	3,820,829
AQR Large Cap Defensive Style Fund, Cl R6 *	238,053	5,070,529
Avantis Emerging Markets Equity ETF	83,457	5,367,120
Avantis International Equity ETF	36,074	2,628,712
Avantis International Small Cap Value ETF	40,442	3,129,402
Avantis US Small Capital Value ETF	66,838	5,890,433
DFA Emerging Markets Portfolio, Cl I *	203,709	6,284,435
DFA Emerging Markets Small Cap Portfolio, Cl I *	165,174	4,071,537
DFA Emerging Markets Targeted Value Portfolio, Cl I *	107,089	1,262,585
DFA International High Relative Profitability Portfolio, Cl I *	573,047	8,223,223
DFA International Real Estate Securities, Cl I *	687,933	2,579,751
DFA International Small Cap Growth Portfolio, Cl I *	85,280	1,478,758

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2025 (UNAUDITED)

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
EQUITY FUNDS — continued
DFA International Small Cap Value Portfolio, Cl I *	270,541	$7,269,442
DFA International Value Portfolio, Cl I *	319,987	7,830,075
DFA Large Cap International Portfolio, Cl I *	468,070	14,585,072
DFA Real Estate Securities Portfolio, Cl I *	251,764	10,271,973
DFA US Small Cap Portfolio, Cl I *	113,481	5,250,762
DFA US Targeted Value Portfolio, Cl I *	202,436	6,492,134
Dimensional Emerging Markets High Profitability	122,990	3,234,637
Dimensional US Small Cap ETF	71,747	4,396,656
Dimensional US Targeted Value ETF	224,035	11,611,734
iShares MSCI EAFE Min Vol Factor ETF	13,000	1,097,720
iShares MSCI Emerging Markets Min Vol Factor ETF	7,500	456,900
iShares MSCI Global Min Vol Factor ETF	80,600	9,538,204
iShares MSCI USA Min Vol Factor ETF	72,000	6,732,720
iShares MSCI USA Momentum Factor ETF	40,200	9,307,908
Schwab International Small-Cap Equity ETF	37,746	1,517,767
Vanguard Small Cap Value ETF	19,094	3,608,384
Vanguard US Momentum Factor ETF	27,562	4,532,020
Vanguard US Quality Factor ETF	28,129	3,902,618
Vanguard US Value Factor ETF	55,458	6,300,583
Total Registered Investment Companies
(Cost $122,657,077)		167,744,623
PREFERRED STOCK — 0.0%

BRAZIL — 0.0%
Cia Energetica de Minas Gerais(2)	9,423	17,842
Petroleo Brasileiro(2)	6,400	34,733

Total Preferred Stock
(Cost $40,890)		52,575
RIGHTS — 0.0%
	Number of Rights
Abiomed* (1)	241	3,762
Hanwha Aerospace*	30	2,762

Total Rights
(Cost $–)		6,524

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2025 (UNAUDITED)

WARRANTS — 0.0%
	Number of Warrants	Value
Constellation Software, Expires 08/22/28(1)	22	$—

Total Warrants
(Cost $–)		—
SHORT-TERM INVESTMENT — 1.4%
	Shares
DWS Government Money Market Series, Institutional Shares, 4.350% (A)
(Cost $5,170,596)	5,170,596	5,170,596

Total Investments — 99.5%
(Cost $236,547,342)		$380,368,376

A list of open futures contracts held by the Fund at May 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
IFSC Nifty50 Index	75	Jun-2025	$3,753,532	$3,725,550	$(27,982)
S&P 500 Index E-MINI	1	Jun-2025	278,960	295,800	16,840
			$4,032,492	$4,021,350	$(11,142)

Percentages are based on Net Assets of $382,302,462.

*	Non-income producing security.
(1)	Level 3 security in accordance with fair value hierarchy.
(2)	No Interest Rate Available.
(A)	The rate reported is the 7-day effective yield as of May 31, 2025.

ADR — American Depositary Receipt
Cl — Class
EAFE — Europe, Australasia and Far East
ETF — Exchange-Traded Fund
IFSC— International Financial Service Centre
Min. — Minimum

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2025 (UNAUDITED)

NASDAQ – National Association of Securities Dealers and Automated Quotations
S&P— Standard & Poor's
Ser — Series
Vol — Volatility

Amounts designated as “—” are $0.

SYM-QH-001-0700

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND MAY 31, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 99.0%
	Shares	Value
EQUITY FUNDS — 99.0%
AQR Emerging Multi-Style II Fund, Cl R6	693,995	$7,682,527
AQR International Defensive Style Fund, Cl R6	4,637	75,582
AQR International Multi-Style Fund, Cl R6 (A)	996,728	15,758,266
AQR Large Cap Defensive Style Fund, Cl R6	14,345	305,551
AQR Large Capital Multi-Style Fund, Cl R6 (A)	1,057,771	20,531,344
Avantis Emerging Markets Equity ETF	31,541	2,028,402
Avantis International Equity ETF	9,043	658,963
Avantis International Small Cap Value ETF	16,780	1,298,436
Avantis US Small Capital Value ETF	20,850	1,837,510
DFA Emerging Markets Portfolio, Cl I	125,208	3,862,665
DFA Emerging Markets Small Cap Portfolio, Cl I	90,126	2,221,613
DFA Emerging Markets Targeted Value Portfolio, Cl I	46,922	553,216
DFA International High Relative Profitability Portfolio, Cl I	219,241	3,146,113
DFA International Small Cap Growth Portfolio, Cl I	30,149	522,785
DFA International Small Cap Value Portfolio, Cl I	149,638	4,020,761
DFA Large Cap International Portfolio, Cl I	196,661	6,127,962
DFA Real Estate Securities Portfolio, Cl I	56,615	2,309,875
DFA US High Relative Profitability Portfolio, Cl I	412,431	10,220,030
Dimensional Emerging Markets High Profitability	54,475	1,432,693
Dimensional International Value ETF	65,410	2,765,535
Dimensional US Equity Market ETF (A)	323,105	20,652,872
Dimensional US Marketwide Value ETF	179,763	7,294,783
Dimensional US Small Cap ETF	54,433	3,335,654
Dimensional US Targeted Value ETF	136,319	7,065,414
iShares MSCI EAFE Min Vol Factor ETF	4,200	354,648
iShares MSCI Emerging Markets Min Vol Factor ETF	1,000	60,920
iShares MSCI Global Min Vol Factor ETF	43,422	5,138,559
iShares MSCI USA Min Vol Factor ETF	24,000	2,244,240
iShares MSCI USA Momentum Factor ETF	15,254	3,531,911

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND MAY 31, 2025 (UNAUDITED)

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
EQUITY FUNDS — continued
Schwab International Small-Cap Equity ETF	13,498	$542,755
Vanguard Small Cap Value ETF	6,731	1,272,024
Vanguard US Momentum Factor ETF	9,589	1,576,719
Vanguard US Quality Factor ETF	7,710	1,069,685
Vanguard US Value Factor ETF	15,914	1,807,990
Total Registered Investment Companies
(Cost $98,820,106)		143,308,003
SHORT-TERM INVESTMENT — 1.1%

DWS Government Money Market Series, Institutional Shares, 4.350% (B)
(Cost $1,508,655)	1,508,655	1,508,655

Total Investments — 100.1%
(Cost $100,328,761)		$144,816,658

Percentages are based on Net Assets of $144,723,537.

(A)	Represents greater than 10% of the Fund’s total investments. For further financial information, please go to the Commission's website https://www.sec.gov.
(B)	The rate reported is the 7-day effective yield as of May 31, 2025.

Cl — Class
ETF — Exchange-Traded Fund
Min — Minimum
Vol — Volatility

SYM-QH-001-0700

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND MAY 31, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 45.1%
	Face Amount	Value
AUSTRALIA — 0.8%
FMG Resources August 2006 Pty
4.500%, 09/15/27	$719,000	$704,468
Rio Tinto Finance USA
5.000%, 03/09/33	421,000	420,608
Woodside Finance
5.100%, 09/12/34	199,000	186,999
		1,312,075

CANADA — 2.0%
Bank of Montreal
3.088%, H15T5Y + 1.400%, 01/10/37(A)	276,000	234,943
Canadian National Railway
5.850%, 11/01/33	166,000	174,726
3.850%, 08/05/32	285,000	266,421
Canadian Natural Resources
3.850%, 06/01/27	461,000	454,426
2.950%, 07/15/30	14,000	12,689
CGI
4.950%, 03/14/30	337,000	336,972
Fairfax Financial Holdings
6.000%, 12/07/33	268,000	275,529
4.625%, 04/29/30	24,000	23,649
Kinross
6.250%, 07/15/33	287,000	302,522
National Bank of Canada
5.600%, 12/18/28	403,000	416,320
Suncor Energy
7.150%, 02/01/32	65,000	70,288
6.850%, 06/01/39	237,000	252,926
5.950%, 12/01/34	27,000	27,338
TR Finance LLC
3.350%, 05/15/26	324,000	319,844
		3,168,593

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND MAY 31, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINLAND — 0.2%
Nokia
6.625%, 05/15/39	$336,000	$341,739

FRANCE — 0.2%
Lafarge
7.125%, 07/15/36	273,000	297,974

GERMANY — 0.3%
Deutsche Bank NY
3.742%, SOFRRATE + 2.257%, 01/07/33(A)	536,000	471,808
Landwirtschaftliche Rentenbank
3.875%, 06/14/28	36,000	35,964
		507,772

JAPAN — 0.5%
Mizuho Financial Group
2.260%, H15T1Y + 0.900%, 07/09/32(A)	205,000	175,404
Rakuten Group
11.250%, 02/15/27	590,000	636,170
		811,574

SPAIN — 0.4%
Banco Bilbao Vizcaya Argentaria
7.883%, H15T1Y + 3.300%, 11/15/34(A)	200,000	223,881
Telefonica Emisiones
4.103%, 03/08/27	494,000	490,414
		714,295

SUPRANATIONAL — 2.2%
Council of Europe Development Bank
4.625%, 06/11/27	75,000	75,870
4.125%, 01/24/29	750,000	753,151
European Investment Bank
3.625%, 07/15/30	100,000	98,169
3.250%, 11/15/27	754,000	742,658

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND MAY 31, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
International Bank for Reconstruction & Development
3.125%, 06/15/27	$280,000	$275,453
1.250%, 02/10/31	800,000	684,804
0.875%, 07/15/26	432,000	416,876
Nordic Investment Bank
4.375%, 03/14/28	359,000	363,047
3.375%, 09/08/27	200,000	197,592
		3,607,620

UNITED KINGDOM — 1.9%
Barclays
5.501%, H15T1Y + 2.650%, 08/09/28(A)	200,000	202,956
BAT Capital
4.390%, 08/15/37	303,000	266,551
BAT International Finance
1.668%, 03/25/26	105,000	102,512
GlaxoSmithKline Capital
3.375%, 06/01/29	11,000	10,602
HSBC Holdings
6.800%, 06/01/38	480,000	510,141
4.755%, SOFRRATE + 2.110%, 06/09/28(A)	200,000	199,817
Lloyds Banking Group
1.627%, H15T1Y + 0.850%, 05/11/27(A)	472,000	458,614
Marex Group
6.404%, 11/04/29	120,000	122,288
Mead Johnson Nutrition
5.900%, 11/01/39	330,000	340,451
NatWest Group
3.073%, H15T1Y + 2.550%, 05/22/28(A)	239,000	231,789
3.032%, H15T5Y + 2.350%, 11/28/35(A)	210,000	186,144
RELX Capital
3.000%, 05/22/30	464,000	432,877
		3,064,742

UNITED STATES — 36.6%
COMMUNICATION SERVICES — 4.4%
AMC Networks
10.250%, 01/15/29	635,000	673,100

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND MAY 31, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
COMMUNICATION SERVICES — continued
AT&T
4.850%, 03/01/39	$101,000	$93,491
4.350%, 03/01/29	164,000	163,215
4.250%, 03/01/27	82,000	81,756
2.550%, 12/01/33	649,000	533,771
CCO Holdings
5.000%, 02/01/28	746,000	731,697
Comcast
1.950%, 01/15/31	114,000	98,668
Electronic Arts
1.850%, 02/15/31	505,000	433,598
Fox
4.709%, 01/25/29	72,000	72,171
3.500%, 04/08/30	426,000	403,489
Interpublic Group of
5.375%, 06/15/33	414,000	413,552
Match Group Holdings II
4.625%, 06/01/28	162,000	156,989
Meta Platforms
4.800%, 05/15/30	419,000	428,985
4.600%, 05/15/28	90,000	91,452
Netflix
6.375%, 05/15/29	15,000	16,059
4.875%, 04/15/28	436,000	443,146
Sirius XM Radio
4.000%, 07/15/28	768,000	728,781
TEGNA
4.625%, 03/15/28	824,000	798,821
T-Mobile USA
5.050%, 07/15/33	537,000	532,423
3.500%, 04/15/31	94,000	87,344
2.625%, 02/15/29	35,000	32,558
Verizon Communications
4.500%, 08/10/33	80,000	76,665
		7,091,731

CONSUMER DISCRETIONARY — 3.0%
Adtalem Global Education
5.500%, 03/01/28	762,000	755,988

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND MAY 31, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY — continued
AutoZone
6.550%, 11/01/33	$252,000	$273,888
5.200%, 08/01/33	57,000	57,146
Block Financial
3.875%, 08/15/30	229,000	215,487
2.500%, 07/15/28	228,000	212,140
DR Horton
1.300%, 10/15/26	390,000	373,594
Ford Motor
3.250%, 02/12/32	76,000	62,716
Marriott International
5.450%, 09/15/26	119,000	120,232
2.750%, 10/15/33	40,000	33,250
Meritage Homes
5.125%, 06/06/27	416,000	419,828
Nordstrom
6.950%, 03/15/28	679,000	683,697
O'Reilly Automotive
4.700%, 06/15/32	298,000	291,571
3.900%, 06/01/29	153,000	149,169
Tapestry
3.050%, 03/15/32	383,000	334,214
Toll Brothers Finance
4.875%, 03/15/27	418,000	418,290
Tri Pointe Homes
5.700%, 06/15/28	450,000	448,524
		4,849,734

CONSUMER STAPLES — 1.5%
Church & Dwight
3.150%, 08/01/27	441,000	430,056
Costco Wholesale
1.750%, 04/20/32	523,000	441,246
HLF Financing Sarl
12.250%, 04/15/29	136,000	147,128
Ingredion
2.900%, 06/01/30	450,000	413,783
JBS USA Holding Lux Sarl
5.500%, 01/15/30	129,000	130,556

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND MAY 31, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER STAPLES — continued
Philip Morris International
0.875%, 05/01/26	$10,000	$9,681
Pilgrim's Pride
4.250%, 04/15/31	375,000	354,909
Procter & Gamble
4.050%, 01/26/33	498,000	485,862
		2,413,221

ENERGY — 2.9%
Boardwalk Pipelines
3.600%, 09/01/32	84,000	74,549
Bristow Group
6.875%, 03/01/28	673,000	671,030
ConocoPhillips
5.050%, 09/15/33	28,000	28,003
Continental Resources
4.375%, 01/15/28	228,000	223,046
Coterra Energy
3.900%, 05/15/27	433,000	426,467
Diamondback Energy
3.125%, 03/24/31	495,000	446,750
Equities
5.750%, 02/01/34	68,000	68,454
Expand Energy
4.750%, 02/01/32	120,000	113,127
Hess
6.000%, 01/15/40	107,000	109,966
MPLX
4.500%, 04/15/38	23,000	19,833
4.125%, 03/01/27	530,000	525,904
Oceaneering International
6.000%, 02/01/28	714,000	704,380
Targa Resources
5.500%, 02/15/35	425,000	415,791
Valero Energy
2.800%, 12/01/31	343,000	299,219

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND MAY 31, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Western Midstream Operating
4.050%, 02/01/30	$457,000	$434,440
		4,560,959

FINANCIALS — 8.5%
Ameriprise Financial
5.150%, 05/15/33	413,000	416,577
Athene Holding
5.875%, 01/15/34	67,000	67,853
4.125%, 01/12/28	271,000	266,439
Bank of America
2.651%, SOFRRATE + 1.220%, 03/11/32(A)	901,000	797,566
2.482%, H15T5Y + 1.200%, 09/21/36(A)	839,000	701,344
1.898%, SOFRRATE + 1.530%, 07/23/31(A)	10,000	8,657
Blackrock
4.750%, 05/25/33	62,000	62,088
Blue Owl Capital
2.875%, 06/11/28	310,000	286,002
Blue Owl Technology Finance
2.500%, 01/15/27	439,000	414,947
Brown & Brown
5.650%, 06/11/34	57,000	57,588
Capital One
2.700%, 02/06/30	274,000	248,678
Capital One Financial
7.624%, SOFRRATE + 3.070%, 10/30/31(A)	145,000	161,710
4.100%, 02/09/27	233,000	231,163
2.359%, SOFRRATE + 1.337%, 07/29/32(A)	349,000	288,950
CBRE Services
2.500%, 04/01/31	481,000	419,625
Citigroup
3.070%, SOFRRATE + 1.280%, 02/24/28(A)	254,000	247,157
3.057%, SOFRRATE + 1.351%, 01/25/33(A)	50,000	43,980

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND MAY 31, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Citizens Financial Group
3.250%, 04/30/30	$224,000	$206,847
CNO Financial Group
6.450%, 06/15/34	202,000	207,999
Corebridge Financial
6.050%, 09/15/33	71,000	73,609
Enstar Group
4.950%, 06/01/29	435,000	432,256
F&G Annuities & Life
7.400%, 01/13/28	391,000	406,913
FactSet Research Systems
3.450%, 03/01/32	378,000	340,830
Franklin BSP Capital
7.200%, 06/15/29	243,000	244,747
Goldman Sachs Group
4.411%, TSFR3M + 1.692%, 04/23/39(A)	593,000	520,720
4.017%, TSFR3M + 1.635%, 10/31/38(A)	210,000	178,835
Huntington National Bank
4.552%, SOFRINDX + 1.650%, 05/17/28(A)	471,000	469,794
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/27	613,000	599,720
Manufacturers & Traders Trust
4.700%, 01/27/28	261,000	262,069
Morgan Stanley
2.484%, SOFRRATE + 1.360%, 09/16/36(A)	1,220,000	1,019,539
2.475%, SOFRRATE + 1.000%, 01/21/28(A)	120,000	115,850
OneMain Finance
3.500%, 01/15/27	433,000	419,530
PRA Group
8.375%, 02/01/28	528,000	532,620
Principal Financial Group
5.375%, 03/15/33	54,000	54,751
Reinsurance Group of America
6.000%, 09/15/33	29,000	30,023

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND MAY 31, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Santander Holdings USA
7.660%, SOFRRATE + 3.280%, 11/09/31(A)	$130,000	$143,117
2.490%, SOFRRATE + 1.249%, 01/06/28(A)	649,000	623,613
SLM
3.125%, 11/02/26	246,000	240,106
Starwood Property Trust
4.375%, 01/15/27	319,000	313,298
3.625%, 07/15/26	20,000	19,527
Synchrony Bank
5.625%, 08/23/27	457,000	463,171
Truist Financial MTN
5.122%, SOFRRATE + 1.852%, 01/26/34(A)	20,000	19,608
US Bancorp
2.491%, H15T5Y + 0.950%, 11/03/36(A)	611,000	508,622
Wells Fargo MTN
3.584%, TSFR3M + 1.572%, 05/22/28(A)	307,000	300,798
3.196%, TSFR3M + 1.432%, 06/17/27(A)	20,000	19,713
2.572%, TSFR3M + 1.262%, 02/11/31(A)	45,000	40,654
		13,529,203

HEALTH CARE — 3.5%
Abbott Laboratories
6.000%, 04/01/39	67,000	72,564
1.150%, 01/30/28	328,000	305,518
Agilent Technologies
2.750%, 09/15/29	464,000	430,687
Boston Scientific
4.550%, 03/01/39	348,000	321,158
4.000%, 03/01/28	54,000	53,832
Cardinal Health
5.450%, 02/15/34	159,000	160,548
Centene
4.250%, 12/15/27	441,000	430,714
2.625%, 08/01/31	52,000	44,045

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND MAY 31, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTH CARE — continued
Elevance Health
5.200%, 02/15/35	$62,000	$61,526
Humana
5.875%, 03/01/33	44,000	44,707
3.125%, 08/15/29	310,000	288,773
2.150%, 02/03/32	165,000	135,165
McKesson
1.300%, 08/15/26	319,000	307,880
Merck
3.900%, 03/07/39	397,000	340,873
Organon
4.125%, 04/30/28	688,000	646,256
Quest Diagnostics
6.400%, 11/30/33	292,000	315,236
4.200%, 06/30/29	116,000	114,601
Royalty Pharma
2.150%, 09/02/31	471,000	398,097
STERIS Irish FinCo UnLtd
2.700%, 03/15/31	487,000	431,957
UnitedHealth Group
6.625%, 11/15/37	20,000	21,560
4.500%, 04/15/33	17,000	16,212
3.500%, 08/15/39	689,000	540,724
2.875%, 08/15/29	20,000	18,657
2.300%, 05/15/31	26,000	22,562
Zimmer Biomet Holdings
5.750%, 11/30/39	22,000	21,706
		5,545,558

INDUSTRIALS — 3.1%
Allegiant Travel
7.250%, 08/15/27	671,000	662,689
Allegion US Holding
5.411%, 07/01/32	149,000	151,140
Ardagh Metal Packaging Finance USA
3.250%, 09/01/28	334,000	307,160
Booz Allen Hamilton
5.950%, 04/15/35	81,000	80,152
Broadridge Financial Solutions
2.900%, 12/01/29	11,000	10,173

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND MAY 31, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — continued
Burlington Northern Santa Fe
3.250%, 06/15/27	$154,000	$151,500
Carlisle
2.200%, 03/01/32	458,000	382,188
CH Robinson Worldwide Inc
4.200%, 04/15/28	44,000	43,278
Cintas No. 2
3.700%, 04/01/27	409,000	404,697
Concentrix
6.850%, 08/02/33	47,000	48,093
CoreCivic
4.750%, 10/15/27	780,000	761,283
Delta Air Lines
4.375%, 04/19/28	25,000	24,671
Hexcel
4.200%, 02/15/27	297,000	293,402
Howmet Aerospace
5.950%, 02/01/37	181,000	189,546
IDEX
3.000%, 05/01/30	144,000	132,592
James Hardie International Finance DAC
5.000%, 01/15/28	260,000	254,584
Otis Worldwide
3.112%, 02/15/40	124,000	92,701
Paychex
5.350%, 04/15/32	340,000	345,048
Pentair Finance Sarl
5.900%, 07/15/32	120,000	123,691
4.500%, 07/01/29	181,000	178,366
Trane Technologies Global Holding
3.750%, 08/21/28	386,000	378,949
		5,015,903

INFORMATION TECHNOLOGY — 1.9%
Adobe
2.150%, 02/01/27	169,000	163,642
Amdocs
2.538%, 06/15/30	377,000	336,318

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND MAY 31, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INFORMATION TECHNOLOGY — continued
Amphenol
4.750%, 03/30/26	$427,000	$427,895
Apple
4.300%, 05/10/33	16,000	15,895
Broadcom
3.187%, 11/15/36	73,000	59,376
Juniper Networks
3.750%, 08/15/29	436,000	420,396
Keysight Technologies
4.950%, 10/15/34	55,000	53,626
Oracle
3.800%, 11/15/37	116,000	96,751
Teledyne Technologies
2.250%, 04/01/28	105,000	99,065
VeriSign
2.700%, 06/15/31	398,000	349,760
Viasat
5.625%, 04/15/27	696,000	685,517
Western Digital
2.850%, 02/01/29	376,000	343,625
		3,051,866

MATERIALS — 0.9%
AptarGroup
3.600%, 03/15/32	451,000	412,278
Cleveland-Cliffs
4.625%, 03/01/29	420,000	375,396
NewMarket
2.700%, 03/18/31	309,000	271,517
Reliance
2.150%, 08/15/30	349,000	306,179
RPM International
3.750%, 03/15/27	137,000	134,832
		1,500,202

REAL ESTATE — 3.1%
Agree
2.600%, 06/15/33	192,000	156,506
2.000%, 06/15/28	292,000	271,050

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND MAY 31, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
REAL ESTATE — continued
AvalonBay Communities
5.300%, 12/07/33	$234,000	$237,278
2.050%, 01/15/32	253,000	214,779
Brandywine Operating Partnership
8.300%, 03/15/28	635,000	665,736
EPR Properties
4.500%, 06/01/27	145,000	143,463
3.750%, 08/15/29	10,000	9,426
Essential Properties
2.950%, 07/15/31	396,000	346,425
Global Net Lease
4.500%, 09/30/28	728,000	698,134
3.750%, 12/15/27	725,000	688,200
Highwoods Realty
4.125%, 03/15/28	432,000	421,025
Invitation Homes Operating Partnership
2.700%, 01/15/34	293,000	237,557
National Health Investors
3.000%, 02/01/31	112,000	97,752
Omega Healthcare Investors
4.750%, 01/15/28	433,000	433,290
Tanger Properties
2.750%, 09/01/31	491,000	424,291
		5,044,912

UTILITIES — 3.8%
Avangrid
3.800%, 06/01/29	337,000	325,133
Consolidated Edison of New York
4.000%, 12/01/28	35,000	34,647
3.350%, 04/01/30	549,000	523,087
Constellation Energy Generation
5.600%, 03/01/28	162,000	167,020
DTE Energy
3.400%, 06/15/29	11,000	10,459
2.950%, 03/01/30	458,000	421,819
Duke Energy Carolinas
4.950%, 01/15/33	10,000	10,006
Entergy Texas
4.500%, 03/30/39	569,000	506,989

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND MAY 31, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
Essential Utilities
5.375%, 01/15/34	$331,000	$330,080
Evergy Kansas Central
5.900%, 11/15/33	401,000	418,946
MidAmerican Energy
5.350%, 01/15/34	233,000	238,561
3.650%, 04/15/29	510,000	497,342
National Fuel Gas Co
5.950%, 03/15/35	248,000	248,573
Northern States Power
5.350%, 11/01/39	462,000	457,946
Oklahoma Gas and Electric
5.400%, 01/15/33	316,000	322,268
Piedmont Natural Gas
2.500%, 03/15/31	15,000	13,165
PPL Electric Utilities
5.000%, 05/15/33	462,000	462,087
Public Service Electric and Gas
5.200%, 08/01/33	480,000	485,779
Puget Energy
4.224%, 03/15/32	371,000	341,859
Puget Sound Energy
5.330%, 06/15/34	227,000	227,592
Southern California Edison
2.750%, 02/01/32	17,000	14,329
Southern California Gas
5.200%, 06/01/33	95,000	94,746
XPLR Infrastructure Operating Partners
4.500%, 09/15/27	500,000	—
		6,152,433

		58,755,722
Total Corporate Obligations
(Cost $72,944,325)		72,582,106
MORTGAGE-BACKED SECURITIES — 26.4%

Agency Mortgage Backed Obligations — 26.0%
FHLMC
6.000%, 10/01/54	672,971	684,631
4.500%, 10/01/52	1,084,010	1,024,536

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND MAY 31, 2025 (UNAUDITED)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Agency Mortgage Backed Obligations — continued
4.000%, 07/01/52	$1,251,814	$1,149,581
2.500%, 01/01/52	788,710	649,805
FHLMC Multifamily Structured Pass Through Certificates, Ser K102, Cl A1
2.184%, 05/25/29	781,743	750,407
FHLMC Multifamily Structured Pass Through Certificates, Ser K122, Cl A1
0.863%, 05/25/30	834,995	763,786
FHLMC Multifamily Structured Pass Through Certificates, Ser K126, Cl A1
1.319%, 10/25/30	580,365	544,814
FHLMC Multifamily Structured Pass Through Certificates, Ser K747, Cl AM
1.750%, 12/25/28(A)	1,500,000	1,377,929
FNMA
6.500%, 01/01/53	1,082,531	1,114,281
6.000%, 08/01/53	1,685,073	1,704,105
5.500%, 12/01/52	2,638,907	2,627,882
5.000%, 10/01/52	2,354,831	2,286,804
4.500%, 11/01/52	558,671	528,069
3.500%, 12/01/52	2,341,665	2,077,002
3.000%, 06/01/52	4,950,970	4,217,489
2.500%, 01/01/52	6,617,559	5,531,373
2.000%, 03/01/52	9,834,112	7,906,057
1.500%, 12/01/36	841,581	738,264
GNMA
5.500%, 09/20/53	809,993	806,941
5.000%, 07/20/53	889,430	864,320
4.500%, 04/20/53	876,291	830,144
3.500%, 05/20/52	1,587,955	1,416,166
2.500%, 11/20/51	555,684	465,756
2.000%, 04/20/52	2,218,174	1,782,362
		41,842,504
Commercial Mortgage-Backed Obligation — 0.4%
BMO Mortgage Trust, Ser 2024-C9, Cl A5
5.759%, 07/15/57	300,000	310,715

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND MAY 31, 2025 (UNAUDITED)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Commercial Mortgage-Backed Obligation — continued
MSWF Commercial Mortgage Trust, Ser 2023-2, Cl A5
6.014%, 12/15/56(A)	$300,000	$317,197
		627,912

Total Mortgage-Backed Securities
(Cost $43,200,186)		42,470,416
U.S. TREASURY OBLIGATIONS — 25.1%

U.S. Treasury Bonds
4.625%, 02/15/55	124,000	118,265
4.250%, 02/15/54	183,000	163,449
4.250%, 08/15/54	124,000	110,883
3.375%, 11/15/48	324,000	250,556
3.125%, 05/15/48	720,000	534,038
3.000%, 08/15/48	711,000	513,864
2.875%, 05/15/49	2,584,000	1,812,232
2.875%, 05/15/52	2,047,000	1,406,273
2.250%, 05/15/41	2,292,000	1,631,438
2.000%, 02/15/50	139,000	79,599
1.875%, 02/15/41	3,023,000	2,036,038
1.875%, 02/15/51	2,045,000	1,118,919
1.875%, 11/15/51	2,381,000	1,290,018
1.625%, 11/15/50	3,116,000	1,599,871
1.375%, 11/15/40	2,927,000	1,825,373
1.375%, 08/15/50	3,390,000	1,626,141
1.250%, 05/15/50	3,147,000	1,470,116
1.125%, 05/15/40	247,000	150,053
1.125%, 08/15/40	2,957,000	1,777,203
		19,514,329

U.S. Treasury Notes
4.625%, 02/15/35	400,000	407,500
3.250%, 06/30/29	1,848,000	1,801,150
3.125%, 11/15/28	1,336,000	1,303,070
2.875%, 05/15/32	31,000	28,588
2.750%, 05/31/29	1,600,000	1,531,437
1.875%, 02/28/29	702,000	652,833
1.875%, 02/15/32	902,000	782,274
1.750%, 11/15/29	169,000	154,212
1.625%, 08/15/29	500,000	456,543
1.500%, 11/30/28	446,000	411,383

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND MAY 31, 2025 (UNAUDITED)

U.S. TREASURY OBLIGATIONS — continued
	Face Amount	Value
1.500%, 02/15/30	$234,000	$209,640
1.375%, 10/31/28	1,654,000	1,522,003
1.375%, 12/31/28	1,112,000	1,019,261
1.375%, 11/15/31	248,000	209,424
1.250%, 11/30/26	901,000	865,277
1.125%, 02/28/27	347,000	330,572
0.875%, 09/30/26	1,724,000	1,653,895
0.875%, 11/15/30	2,065,000	1,749,200
0.750%, 08/31/26	1,579,000	1,515,778
0.625%, 05/15/30	1,909,000	1,623,843
0.625%, 08/15/30	2,117,000	1,784,069
0.375%, 07/31/27	892,000	827,365
		20,839,317

Total U.S. Treasury Obligations
(Cost $42,394,084)		40,353,646
SOVEREIGN DEBT — 1.4%

CANADA — 0.3%
Canada Government International Bond
3.750%, 04/26/28	415,000	413,586

INDONESIA — 0.2%
Indonesia Government International Bond
4.550%, 01/11/28	315,000	316,569

MEXICO — 0.2%
Mexico Government International Bond
4.280%, 08/14/41	523,000	386,340

PANAMA — 0.1%
Panama Government International Bond
4.500%, 01/19/63	237,000	142,520

PHILIPPINES — 0.3%
Philippine Government International Bond
3.200%, 07/06/46	740,000	509,665

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND MAY 31, 2025 (UNAUDITED)

SOVEREIGN DEBT — continued
	Face Amount	Value
SOUTH KOREA — 0.1%
Korea Development Bank
4.375%, 02/15/28	$209,000	$209,357

URUGUAY — 0.2%
Oriental Republic of Uruguay
5.250%, 09/10/60	300,000	263,247

Total Sovereign Debt
(Cost $2,334,850)		2,241,284
MUNICIPAL BONDS — 0.5%

ILLINOIS — 0.2%
State of Illinois, GO
6.630%, 02/01/35	288,462	300,251

LOUISIANA — 0.2%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
4.475%, 08/01/39	290,000	271,659

OHIO — 0.1%
JobsOhio Beverage System, Ser A, RB
2.833%, 01/01/38	310,000	250,044

Total Municipal Bonds
(Cost $831,962)		821,954
U.S. GOVERNMENT AGENCY OBLIGATION — 0.3%

Tennessee Valley Authority
3.875%, 03/15/28	439,000	438,778

Total U.S. Government Agency Obligation
(Cost $436,515)		438,778

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND MAY 31, 2025 (UNAUDITED)

ASSET-BACKED SECURITY — 0.2%
	Face Amount	Value
Automotive — 0.2%
Mercedes-Benz Auto Lease Trust, Ser 2024-A, Cl A4
5.320%, 02/15/30	$300,000	$304,643

Total Asset-Backed Security
(Cost $303,416)		304,643
SHORT-TERM INVESTMENT — 0.9%
	Shares
DWS Government Money Market Series, Institutional Shares, 4.350% (B)
(Cost $1,387,923)	1,387,923	1,387,923

Total Investments — 99.9%
(Cost $163,833,261)		$160,600,750

Percentages are based on Net Assets of $160,784,341.

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end.
The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	The rate reported is the 7-day effective yield as of May 31, 2025.

Cl — Class
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
LLLP — Limited Liability Limited Partnership
MTN — Medium Term Note
RB — Revenue Bond
Ser — Series
SOFRINDX — Secured Overnight Financing Rate Index
SOFRRATE — Secured Overnight Financing Rate
TSFR3M — 3 Month CME Term Secured

SYM-QH-001-0700

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND MAY 31, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 99.6%
	Shares	Value
MUNICIPAL BOND FUNDS — 99.6%
DFA Intermediate-Term Municipal Bond Portfolio, Cl I (A)	355,430	$3,536,532
DFA Short-Term Municipal Bond Portfolio, Cl I (A)	485,586	4,933,556
Dimensional National Municipal Bond ETF (A)	148,681	7,034,098
iShares National Muni Bond ETF (A)	38,270	3,974,339
iShares Short-Term National Muni Bond ETF (A)	33,444	3,543,392
Schwab Municipal Bond ETF (A)	154,000	3,856,160
Vanguard Intermediate Tax-Exempt Bond ETF (A)	36,300	3,558,126
Vanguard Tax-Exempt Bond Index ETF (A)	83,117	4,056,109
Total Registered Investment Companies
(Cost $34,906,646)		34,492,312
SHORT-TERM INVESTMENT — 0.7%

DWS Government Money Market Series, Institutional Shares, 4.350% (B)
(Cost $228,604)	228,604	228,604

Total Investments — 100.3%
(Cost $35,135,250)		$34,720,916

Percentages are based on Net Assets of $34,622,330.

(A)	Represents greater than 10% of the Fund’s total investments. For further financial information, please go to the Commission's website https://www.sec.gov.
(B)	The rate reported is the 7-day effective yield as of May 31, 2025.

Cl — Class
ETF — Exchange-Traded Fund

SYM-QH-001-0700

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND MAY 31, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 50.4%
	Face Amount	Value
AUSTRALIA — 2.4%
BHP Billiton Finance MTN
1.500%, 04/29/30	$292,000	$310,221
Brambles Finance
1.500%, 10/04/27	489,000	542,786
CIMIC Finance USA Pty
7.000%, 03/25/34	20,000	20,935
CSL Finance
4.250%, 04/27/32	681,000	654,931
Dyno Nobel MTN
3.950%, 08/03/27	200,000	195,259
FMG Resources August 2006 Pty
4.500%, 09/15/27	384,000	376,239
Goodman US Finance Three
3.700%, 03/15/28	643,000	625,923
Mineral Resources MTN
9.250%, 10/01/28	283,000	288,742
8.000%, 11/01/27	633,000	632,396
Northern Star Resources
6.125%, 04/11/33	321,000	329,575
Origin Energy Finance MTN
1.000%, 09/17/29	509,000	522,981
Perenti Finance Pty
7.500%, 04/26/29	738,000	760,273
Rio Tinto Finance USA
5.000%, 03/09/33	349,000	348,675
Santos Finance MTN
5.250%, 03/13/29	393,000	391,308
3.649%, 04/29/31	104,000	93,652
South32 Treasury
4.350%, 04/14/32	187,000	172,204
Vicinity Centres Trust MTN
1.125%, 11/07/29	579,000	597,072
		6,863,172

AUSTRIA — 0.7%
A1 Towers Holdings
5.250%, 07/13/28	200,000	240,566

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND MAY 31, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse MTN
1.750%, 03/08/30	$300,000	$327,929
0.375%, 09/03/27	500,000	539,848
Erste Group Bank MTN
0.875%, 11/15/32(A)	200,000	215,578
Raiffeisen Bank International MTN
0.050%, 09/01/27	500,000	537,918
		1,861,839

BELGIUM — 0.3%
KBC Group
6.324%, H15T1Y + 2.050%, 09/21/34(A)	400,000	422,481
VGP
1.625%, 01/17/27	200,000	222,502
		644,983

CANADA — 2.6%
Air Canada
3.875%, 08/15/26	809,000	798,795
Air Canada 2020-1 Class C Pass Through Trust
10.500%, 07/15/26	16,000	16,821
Bank of Nova Scotia
0.010%, 01/14/27	882,000	967,816
Canadian National Railway
5.850%, 11/01/33	551,000	579,962
Canadian Natural Resources
3.850%, 06/01/27	377,000	371,624
2.950%, 07/15/30	352,000	319,024
Constellation Software
5.461%, 02/16/34	203,000	203,786
Enerflex
9.000%, 10/15/27	1,300,000	1,335,664
Fairfax Financial Holdings
2.750%, 03/29/28	514,000	575,712
Suncor Energy
7.150%, 02/01/32	532,000	575,281

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND MAY 31, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Toronto-Dominion Bank MTN
1.707%, 07/28/25	$842,000	$955,263
		6,699,748

CHILE — 0.1%
Empresa de los Ferrocarriles del Estado
3.830%, 09/14/61	237,000	147,506

CHINA — 0.5%
China Construction Bank
2.850%, H15T5Y + 1.400%, 01/21/32(A)	893,000	868,175
Industrial & Commercial Bank of China MTN
1.625%, 10/28/26	600,000	577,616
		1,445,791

CZECHIA — 0.1%
Ceska sporitelna MTN
5.943%, EUR003M + 2.400%, 06/29/27(A)	300,000	351,207

DENMARK — 0.8%
AP Moller - Maersk
5.875%, 09/14/33	122,000	126,204
H Lundbeck MTN
0.875%, 10/14/27	529,000	573,654
Pandora MTN
4.500%, 04/10/28	563,000	666,029
Sydbank MTN
5.125%, EUSA1 + 1.850%, 09/06/28(A)	482,000	573,869
		1,939,756

FINLAND — 0.2%
Nokia
4.375%, 06/12/27	619,000	614,658

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND MAY 31, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FRANCE — 1.6%
Arkea Home Loans SFH MTN
3.000%, 03/30/27	$700,000	$806,259
Electricite de France
5.700%, 05/23/28	864,000	887,515
La Banque Postale MTN
4.000%, 05/03/28	1,400,000	1,654,563
La Banque Postale Home Loan SFH MTN
3.000%, 01/31/31	300,000	345,589
Societe Generale
4.250%, 08/19/26	759,000	751,793
		4,445,719

GERMANY — 4.7%
Berlin Hyp MTN
1.750%, 05/10/32	49,000	52,412
1.250%, 08/25/25	47,000	53,263
0.010%, 01/27/31	689,000	678,080
Commerzbank MTN
3.375%, 12/12/25	312,000	356,872
Deutsche Bahn Finance GMBH MTN
1.125%, 05/29/51	1,128,000	729,463
Deutsche Bank MTN
1.875%, EUR003M + 1.380%, 02/23/28(A)	700,000	781,858
0.010%, 10/02/29	226,000	230,686
Deutsche Kreditbank
3.000%, 01/31/35	200,000	228,739
Deutsche Pfandbriefbank MTN
0.010%, 08/25/26	300,000	331,590
Fresenius Medical Care US Finance III
1.875%, 12/01/26	663,000	633,892
Hella GmbH & KGaA
0.500%, 01/26/27	659,000	714,178
K+S AG
4.250%, 06/19/29	100,000	117,895
Kreditanstalt fuer Wiederaufbau MTN
2.500%, 11/19/25	2,067,000	2,353,490
Landwirtschaftliche Rentenbank MTN
0.100%, 03/08/27	541,000	594,280
0.050%, 01/31/31	1,131,000	1,119,072

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND MAY 31, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Muenchener Hypothekenbank eG MTN
2.750%, 09/24/25	$816,000	$928,171
NRW Bank
2.875%, 04/05/33	15,000	17,126
1.625%, 08/03/32	1,766,000	1,863,608
RWE Finance US
5.875%, 04/16/34	377,000	382,825
		12,167,500

GREECE — 1.1%
Danaos
8.500%, 03/01/28	1,275,000	1,305,879
Eurobank MTN
4.000%, EUSA1 + 1.800%, 09/24/30(A)	512,000	596,710
National Bank of Greece MTN
4.500%, EUR006M + 1.812%, 01/29/29(A)	502,000	593,363
Piraeus Bank MTN
4.625%, EUAMDB01 + 1.723%, 07/17/29(A)	495,000	586,866
		3,082,818

IRELAND — 0.2%
Flutter Treasury DAC
5.000%, 04/29/29	500,000	587,594

ITALY — 1.5%
Banco BPM MTN
6.000%, EUR003M + 3.300%, 01/21/28(A)	482,000	573,336
3.750%, 06/27/28	200,000	235,774
BPER Banca SPA MTN
4.250%, EUR003M + 1.600%, 02/20/30(A)	473,000	558,814
Enel Finance International
5.000%, 06/15/32	657,000	649,399
ERG MTN
0.500%, 09/11/27	534,000	576,376

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND MAY 31, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Intesa Sanpaolo MTN
4.000%, 09/23/29	$709,000	$683,049
UniCredit
3.127%, H15T1Y + 1.550%, 06/03/32(A)	586,000	523,733
		3,800,481

JAPAN — 0.5%
Aozora Bank
5.900%, 09/08/26	540,000	544,560
JT International Financial Services BV MTN
3.875%, 09/28/28	699,000	683,386
		1,227,946

LUXEMBOURG — 0.4%
ArcelorMittal
4.250%, 07/16/29	399,000	389,396
SES SA MTN
0.875%, 11/04/27	438,000	470,973
		860,369

MEXICO — 0.1%
Infraestructura Energetica Nova SAPI
4.750%, 01/15/51	394,000	272,797

NETHERLANDS — 1.4%
IMCD
4.875%, 09/18/28	403,000	480,638
Koninklijke KPN MTN
0.875%, 11/15/33	600,000	556,876
Sandoz Finance BV
4.220%, 04/17/30	523,000	622,913
TenneT Holding BV MTN
0.875%, 06/16/35	954,000	866,812
Universal Music Group MTN
3.750%, 06/30/32	503,000	582,827

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND MAY 31, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Wolters Kluwer
3.000%, 09/23/26	$550,000	$627,890
		3,737,956

NORWAY — 0.9%
Aker BP
5.600%, 06/13/28	488,000	495,276
DNB Bank
1.535%, H15T1Y + 0.720%, 05/25/27(A)	588,000	570,341
SpareBank 1 Sor-Norge MTN
4.875%, 08/24/28	491,000	593,046
Var Energi
7.500%, 01/15/28	606,000	636,929
		2,295,592

QATAR — 0.1%
QatarEnergy
3.300%, 07/12/51	200,000	131,080

SAUDI ARABIA — 0.1%
Gaci First Investment
5.375%, 10/13/22	202,000	160,807

SPAIN — 0.9%
Banco Bilbao Vizcaya Argentaria
6.033%, H15T1Y + 1.950%, 03/13/35(A)	600,000	613,269
CaixaBank
5.673%, SOFRINDX + 1.780%, 03/15/30(A)	660,000	677,851
Naturgy Finance Iberia MTN
3.625%, 10/02/34	500,000	563,886
Unicaja Banco MTN
5.125%, EUSA1 + 2.150%, 02/21/29(A)	500,000	598,863
		2,453,869

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND MAY 31, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
SUPRANATIONAL — 4.3%
African Development Bank
4.625%, 01/04/27	$866,000	$873,873
Asian Development Bank MTN
4.250%, 01/09/26	888,000	887,330
3.125%, 08/20/27	250,000	245,796
Council of Europe Development Bank MTN
3.125%, 09/13/28	1,548,000	1,807,986
European Investment Bank
4.500%, 10/16/28	484,000	492,826
0.375%, 09/15/27	2,106,000	2,305,792
Inter-American Development Bank MTN
4.500%, 05/15/26	1,060,000	1,062,931
3.500%, 09/14/29	16,000	15,693
International Bank for Reconstruction & Development MTN
3.500%, 07/12/28	1,098,000	1,084,154
3.100%, 04/14/38	975,000	1,093,009
International Finance MTN
4.375%, 01/15/27	865,000	869,642
Nordic Investment Bank
5.000%, 10/15/25	835,000	836,203
		11,575,235

SWEDEN — 0.8%
Epiroc MTN
3.625%, 02/28/31	489,000	566,604
Molnlycke Holding MTN
0.875%, 09/05/29	328,000	340,715
Tele2 MTN
3.750%, 11/22/29	535,000	625,385
Telefonaktiebolaget LM Ericsson MTN
1.125%, 02/08/27	593,000	656,573
		2,189,277

SWITZERLAND — 0.5%
Holcim Finance Luxembourg MTN
0.500%, 11/29/26	201,000	222,011
0.125%, 07/19/27	353,000	382,557

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND MAY 31, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Lonza Finance International
3.875%, 05/25/33	$427,000	$500,241
UBS Switzerland MTN
3.390%, 12/05/25	100,000	114,247
		1,219,056

UNITED ARAB EMIRATES — 0.2%
Abu Dhabi National Energy PJSC
4.696%, 04/24/33	637,000	621,237

UNITED KINGDOM — 4.0%
3i Group
4.875%, 06/14/29	524,000	630,013
Babcock International Group MTN
1.375%, 09/13/27	262,000	287,736
BAT International Finance
1.668%, 03/25/26	432,000	421,766
Compass Group Finance Netherlands BV MTN
1.500%, 09/05/28	499,000	549,672
DCC Group Finance Ireland DAC MTN
4.375%, 06/27/31	477,000	556,562
HSBC Holdings
6.254%, SOFRRATE + 2.390%, 03/09/34(A)	514,000	540,415
4.762%, SOFRRATE + 2.530%, 03/29/33(A)	464,000	445,209
Imperial Brands Finance
6.125%, 07/27/27	434,000	445,286
3.875%, 07/26/29	247,000	237,885
InterContinental Hotels Group MTN
2.125%, 05/15/27	481,000	541,777
ITV PLC MTN
4.250%, 06/19/32	170,000	195,450
Lloyds Banking Group
4.976%, H15T1Y + 2.300%, 08/11/33(A)	430,000	421,872
Marex Group
6.404%, 11/04/29	518,000	527,875

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND MAY 31, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
National Grid
5.602%, 06/12/28	$669,000	$688,298
Nationwide Building Society MTN
3.960%, US0003M + 1.855%, 07/18/30(A)	351,000	339,074
2.250%, 05/16/37	799,000	818,338
NatWest Group
6.475%, H15T5Y + 2.200%, 06/01/34(A)	200,000	207,651
5.808%, H15T1Y + 1.950%, 09/13/29(A)	419,000	431,971
RELX Capital
3.000%, 05/22/30	744,000	694,095
Rolls-Royce MTN
1.625%, 05/09/28	260,000	286,202
Smith & Nephew
5.400%, 03/20/34	539,000	537,030
		9,804,177

UNITED STATES — 19.4%
COMMUNICATION SERVICES — 2.9%
AMC Networks
10.250%, 01/15/29	1,086,000	1,151,160
Belo
7.750%, 06/01/27	387,000	399,010
Charter Communications Operating
5.050%, 03/30/29	729,000	732,344
Cogent Communications Group
3.500%, 05/01/26	834,000	827,009
Fox
6.500%, 10/13/33	285,000	305,201
3.500%, 04/08/30	338,000	320,139
Netflix
6.375%, 05/15/29	10,000	10,706
4.875%, 04/15/28	571,000	580,358
News
5.125%, 02/15/32	328,000	315,373
3.875%, 05/15/29	244,000	231,410
OT Midco
10.000%, 02/15/30	1,532,000	1,276,275
Paramount Global
4.200%, 06/01/29	55,000	53,157
3.375%, 02/15/28	553,000	531,779

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND MAY 31, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
COMMUNICATION SERVICES — continued
TEGNA
5.000%, 09/15/29	$781,000	$743,915
4.625%, 03/15/28	68,000	65,922
Warnermedia Holdings
3.755%, 03/15/27	22,000	21,326
		7,565,084

CONSUMER DISCRETIONARY — 3.3%
Adtalem Global Education
5.500%, 03/01/28	1,521,000	1,508,999
Bath & Body Works
6.694%, 01/15/27	790,000	806,550
Block Financial
3.875%, 08/15/30	165,000	155,264
2.500%, 07/15/28	530,000	493,134
Choice Hotels International
3.700%, 01/15/31	595,000	543,537
LKQ Dutch Bond BV
4.125%, 03/13/31	501,000	579,582
Mattel
5.875%, 12/15/27	498,000	499,743
Meritage Homes
5.125%, 06/06/27	526,000	530,840
3.875%, 04/15/29	17,000	16,239
NVR
3.000%, 05/15/30	584,000	538,683
Patrick Industries
4.750%, 05/01/29	1,405,000	1,347,538
PVH
3.125%, 12/15/27	563,000	640,943
Tapestry
3.050%, 03/15/32	92,000	80,281
Travel + Leisure
6.625%, 07/31/26	775,000	782,997
		8,524,330

CONSUMER STAPLES — 0.7%
Philip Morris International
2.875%, 05/14/29	374,000	427,467

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND MAY 31, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER STAPLES — continued
Pilgrim's Pride
4.250%, 04/15/31	$644,000	$609,497
Smithfield Foods
4.250%, 02/01/27	678,000	669,064
		1,706,028

ENERGY — 1.5%
Antero Resources
7.625%, 02/01/29	524,000	536,367
California Resources
8.250%, 06/15/29	803,000	804,456
Coterra Energy
5.600%, 03/15/34	363,000	359,954
Expand Energy
4.750%, 02/01/32	586,000	552,436
Helix Energy Solutions Group
9.750%, 03/01/29	1,342,000	1,391,693
New Fortress Energy
6.500%, 09/30/26	800,000	478,976
Ovintiv
8.125%, 09/15/30	101,000	112,662
		4,236,544

FINANCIALS — 4.0%
American National Group
5.750%, 10/01/29	538,000	547,157
Apollo Management Holdings
4.872%, 02/15/29	129,000	129,257
Athene Global Funding MTN
0.832%, 01/08/27	464,000	511,106
BGC Group
8.000%, 05/25/28	300,000	318,329
Blue Owl Finance
3.125%, 06/10/31	532,000	464,364
Brown & Brown
5.650%, 06/11/34	134,000	135,383
Capital One
4.650%, 09/13/28	620,000	620,510

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND MAY 31, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
CBRE Services
5.950%, 08/15/34	$197,000	$203,607
Enact Holdings
6.250%, 05/28/29	557,000	571,887
Enstar Group
3.100%, 09/01/31	486,000	424,755
F&G Global Funding
2.300%, 04/11/27	12,000	11,473
2.000%, 09/20/28	722,000	659,019
FactSet Research Systems
3.450%, 03/01/32	602,000	542,804
First American Financial
4.000%, 05/15/30	579,000	544,435
Hercules Capital
3.375%, 01/20/27	35,000	33,741
2.625%, 09/16/26	594,000	570,572
Main Street Capital
3.000%, 07/14/26	561,000	544,921
Mercury General
4.400%, 03/15/27	257,000	253,280
MSCI
3.625%, 09/01/30	69,000	63,910
SLM
3.125%, 11/02/26	800,000	780,834
Starwood Property Trust
7.250%, 04/01/29	228,000	237,023
3.625%, 07/15/26	800,000	781,079
Synchrony Financial
5.150%, 03/19/29	558,000	553,443
Synovus Bank
5.625%, 02/15/28	420,000	421,649
Synovus Financial
6.168%, SOFRRATE + 2.347%, 11/01/30(A)	116,000	117,450
		10,041,988

HEALTH CARE — 1.1%
Agilent Technologies
2.750%, 09/15/29	721,000	669,236

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND MAY 31, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTH CARE — continued
Centene
4.625%, 12/15/29	$415,000	$399,645
2.450%, 07/15/28	221,000	203,539
McKesson
5.100%, 07/15/33	187,000	189,282
Royalty Pharma
5.400%, 09/02/34	160,000	159,335
Stryker
3.650%, 03/07/28	714,000	700,512
Zimmer Biomet Holdings
3.518%, 12/15/32	492,000	555,640
		2,877,189

INDUSTRIALS — 2.6%
BWX Technologies
4.125%, 04/15/29	1,430,000	1,369,965
Carlisle
2.200%, 03/01/32	12,000	10,014
Cintas No. 2
3.700%, 04/01/27	281,000	278,043
CoreCivic
4.750%, 10/15/27	1,282,000	1,251,237
Flowserve
2.800%, 01/15/32	442,000	374,237
Hertz
12.625%, 07/15/29	1,191,000	1,212,716
Hexcel
4.200%, 02/15/27	548,000	541,361
Jacobs Engineering Group
6.350%, 08/18/28	616,000	643,521
MasTec
5.900%, 06/15/29	109,000	111,843
4.500%, 08/15/28	126,000	123,704
Pentair Finance Sarl
5.900%, 07/15/32	34,000	35,046
Quanta Services
5.250%, 08/09/34	60,000	59,454
Steelcase
5.125%, 01/18/29	327,000	317,376

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND MAY 31, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — continued
Wabtec Transportation Netherlands BV
1.250%, 12/03/27	$306,000	$335,275
XPO
6.250%, 06/01/28	237,000	239,368
		6,903,160

INFORMATION TECHNOLOGY — 0.8%
Amphenol
4.750%, 03/30/26	10,000	10,021
Trimble
6.100%, 03/15/33	286,000	298,556
VeriSign
2.700%, 06/15/31	627,000	551,004
Viavi Solutions
3.750%, 10/01/29	1,473,000	1,355,181
		2,214,762

MATERIALS — 0.2%
AptarGroup
3.600%, 03/15/32	452,000	413,192

REAL ESTATE — 0.9%
Agree
2.600%, 06/15/33	114,000	92,925
Broadstone Net Lease
2.600%, 09/15/31	448,000	375,947
EPR Properties
4.950%, 04/15/28	540,000	535,753
Essential Properties
2.950%, 07/15/31	21,000	18,371
RLJ Lodging Trust
4.000%, 09/15/29	605,000	553,126
3.750%, 07/01/26	800,000	787,225
Tanger Properties
2.750%, 09/01/31	55,000	47,527
		2,410,874

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND MAY 31, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — 1.4%
Alliant Energy Finance
3.600%, 03/01/32	$143,000	$128,100
Black Hills
5.950%, 03/15/28	620,000	641,835
Constellation Energy Generation
6.125%, 01/15/34	341,000	360,055
5.800%, 03/01/33	72,000	74,915
Duke Energy
3.750%, 04/01/31	228,000	262,918
3.100%, 06/15/28	153,000	174,919
New York State Electric & Gas
5.300%, 08/15/34	619,000	618,677
NRG Energy
2.450%, 12/02/27	592,000	556,935
PPL Electric Utilities
5.000%, 05/15/33	107,000	107,020
Vistra Operations
4.300%, 07/15/29	432,000	420,990
3.700%, 01/30/27	267,000	262,004
		3,608,368

		50,501,519
Total Corporate Obligations
(Cost $129,680,644)		131,703,689
SOVEREIGN DEBT — 24.0%

AUSTRIA — 0.2%
Republic of Austria Government Bond
0.250%, 10/20/36	526,000	437,145

BELGIUM — 1.1%
Kingdom of Belgium Government Bond
2.750%, 04/22/39	2,833,000	3,003,776

CANADA — 3.0%
Canada Housing Trust No. 1
4.150%, 06/15/33	16,000	12,263
1.600%, 12/15/31	3,585,000	2,368,379
		2,380,642

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND MAY 31, 2025 (UNAUDITED)

SOVEREIGN DEBT — continued
	Face Amount	Value
Province of British Columbia Canada
4.800%, 11/15/28	$802,000	$819,917

Province of Ontario Canada
3.600%, 03/08/28	1,225,000	912,237
3.100%, 05/19/27	938,000	920,740
2.550%, 12/02/52	1,922,000	994,630
		2,827,607
Province of Quebec Canada
4.400%, 12/01/55	1,349,000	983,097
3.625%, 04/13/28	917,000	906,765
		1,889,862
CHILE — 0.5%
Chile Government International Bond
1.250%, 01/22/51	457,000	278,519
0.100%, 01/26/27	907,000	987,370
		1,265,889
FRANCE — 4.3%
Action Logement Services MTN
0.375%, 10/05/31	1,500,000	1,453,009

French Republic Government Bond OAT
1.250%, 05/25/38	5,000	4,388
0.000%, 05/25/32(1)	10,674,000	10,000,881
		10,005,269
GERMANY — 1.4%
Bundesrepublik Deutschland Bundesanleihe
1.000%, 05/15/38	1,943,775	1,790,385
0.000%, 08/15/52(1)	7,000	3,610
		1,793,995
Bundesschatzanweisungen
2.900%, 06/18/26	610,268	700,558

State of North Rhine-Westphalia Germany MTN
3.400%, 03/07/73	72,000	76,169
2.900%, 01/15/53	965,000	970,425
		1,046,594

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND MAY 31, 2025 (UNAUDITED)

SOVEREIGN DEBT — continued
	Face Amount	Value
HONG KONG — 0.1%
Hong Kong Government International Bond MTN
1.375%, 02/02/31	$200,000	$171,725

HUNGARY — 0.1%
Hungary Government International Bond
5.250%, 06/16/29	200,000	200,485

INDONESIA — 0.1%
Indonesia Government International Bond
4.550%, 01/11/28	200,000	200,996

ISRAEL — 0.2%
Israel Government International Bond MTN
6.500%, 11/06/31	212,000	223,225
5.000%, 10/30/26	340,000	396,784
		620,009
ITALY — 1.5%
Italy Buoni Poliennali Del Tesoro
3.850%, 07/01/34	2,467,000	2,919,554
2.150%, 03/01/72	1,395,000	950,401
		3,869,955
JAPAN — 4.5%
Japan Bank for International Cooperation
3.875%, 09/16/25	240,000	239,473

Japan Government Forty Year Bond
1.300%, 03/20/63	374,200,000	1,584,986

Japan Government Ten Year Bond
0.600%, 12/20/33	157,400,000	1,028,742
0.400%, 06/20/33	11,600,000	75,200
		1,103,942
Japan Government Thirty Year Bond
1.200%, 06/20/53	447,050,000	2,126,449

Japan Government Twenty Year Bond
0.500%, 03/20/41	1,173,800,000	6,352,984

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND MAY 31, 2025 (UNAUDITED)

SOVEREIGN DEBT — continued
	Face Amount	Value
0.400%, 06/20/41	$77,350,000	$408,248
		6,761,232
MEXICO — 0.1%
Mexico Government International Bond
5.400%, 02/09/28	207,000	210,208

NETHERLANDS — 0.4%
Netherlands Government Bond
2.000%, 01/15/54	672,000	604,977
0.500%, 07/15/32	496,000	491,628
		1,096,605
PERU — 0.1%
Peruvian Government International Bond
3.230%, 07/28/21	337,000	175,981

ROMANIA — 0.1%
Romanian Government International Bond
3.625%, 03/27/32	206,000	172,190

SAUDI ARABIA — 0.2%
Saudi Government International Bond MTN
4.750%, 01/18/28	430,000	430,860

SOUTH KOREA — 0.2%
Korea Development Bank
4.000%, 09/08/25	639,000	637,920

SPAIN — 1.9%
Spain Government Bond
1.900%, 10/31/52	245,000	186,227
1.450%, 10/31/71	1,000	537
0.800%, 07/30/29	4,399,000	4,698,685
		4,885,449
SUPRANATIONAL — 1.9%
European Financial Stability Facility
2.750%, 08/17/26	1,255,000	1,438,666

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND MAY 31, 2025 (UNAUDITED)

SOVEREIGN DEBT — continued
	Face Amount	Value
European Union MTN
2.750%, 10/05/26	$2,767,000	$3,176,799
0.700%, 07/06/51	1,056,000	614,144
		3,790,943
UNITED KINGDOM — 2.1%
United Kingdom Gilt
1.125%, 01/31/39	7,686,922	5,533,021
		5,533,021
Total Sovereign Debt
(Cost $63,273,803)		62,875,358
U.S. TREASURY OBLIGATIONS — 12.0%

U.S. Treasury Bonds
1.875%, 11/15/51	362,800	196,564
1.750%, 08/15/41	27,730,300	18,012,780
		18,209,344

U.S. Treasury Notes
2.625%, 07/31/29	9,246,500	8,788,870
1.375%, 11/15/31	5,232,000	4,418,179
		13,207,049

Total U.S. Treasury Obligations
(Cost $32,117,104)		31,416,393
MORTGAGE-BACKED SECURITIES — 11.5%

Agency Mortgage Backed Obligations — 11.5%
FHLMC
6.000%, 08/01/53	331,392	337,886
2.500%, 01/01/52	1,104,194	909,727
FHLMC Multifamily Structured Pass Through Certificates, Ser K102, Cl A1
2.184%, 05/25/29	390,871	375,204
FHLMC Multifamily Structured Pass Through Certificates, Ser K122, Cl A1
0.863%, 05/25/30	584,497	534,650
FHLMC Multifamily Structured Pass Through Certificates, Ser K126, Cl A1
1.319%, 10/25/30	290,182	272,407
FHLMC Multifamily Structured Pass Through Certificates, Ser K747, Cl AM
1.750%, 12/25/28(A)	1,500,000	1,377,929

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND MAY 31, 2025 (UNAUDITED)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Agency Mortgage Backed Obligations — continued
FNMA
6.500%, 01/01/53	$698,986	$719,488
6.000%, 08/01/53	886,201	896,266
5.500%, 12/01/52	1,559,439	1,551,936
5.000%, 10/01/52	1,531,071	1,486,843
3.500%, 12/01/52	1,793,804	1,591,062
3.000%, 06/01/52	5,172,885	4,406,145
2.500%, 01/01/52	3,642,312	3,054,637
2.000%, 03/01/52	9,311,721	7,410,075
1.500%, 12/01/36	1,041,316	844,339
GNMA
5.500%, 09/20/53	1,133,990	1,129,718
5.000%, 07/20/53	1,245,202	1,210,048
3.500%, 05/20/52	1,024,231	913,427
2.000%, 04/20/52	1,444,207	1,160,458

Total Mortgage-Backed Securities
(Cost $30,828,975)		30,182,245
SHORT-TERM INVESTMENT — 0.3%
	Shares
DWS Government Money Market Series, Institutional Shares, 4.350% (B)
(Cost $716,606)	716,606	716,606

Total Investments — 98.2%
(Cost $256,617,132)		$256,894,291

A list of the open centrally cleared swap contracts held by the Fund at May 31, 2025, is as follows:

Interest Rate Swap
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
1W CNY-CURVE	0.016175% FIXED	Quarterly	06/18/2030	CNY	173,500,000	$158,440	$–	$158,440

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND MAY 31, 2025 (UNAUDITED)

A list of the open forward foreign currency contracts held by the Fund at May 31, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Barclays PLC	07/03/25	GBP	4,174,262	USD	5,627,263	$2,187
Barclays PLC	07/03/25	CAD	7,572,861	USD	5,492,570	$(34,841)
BNP Paribas	06/04/25	USD	414,885	GBP	314,290	$8,581
BNP Paribas	06/04/25	GBP	4,488,552	USD	6,003,065	$(44,686)
BNP Paribas	07/03/25	EUR	373,883	USD	425,229	$(208)
BNP Paribas	07/03/25	JPY	1,676,887,634	USD	11,697,275	$(130)
HSBC	06/04/25	USD	2,729,480	EUR	2,403,185	$(87)
HSBC	06/04/25	JPY	1,745,668,228	USD	12,264,404	$127,361
Midland Walwyn Capital Inc.	07/03/25	EUR	74,276,064	USD	84,332,270	$(185,424)
Morgan Stanley	06/04/25	USD	466,003	JPY	68,780,594	$12,205
Morgan Stanley	06/04/25	USD	1,754,891	EUR	1,573,093	$31,735
Morgan Stanley	06/04/25	EUR	78,252,342	USD	89,094,282	$219,941
RBC	06/04/25	CAD	7,572,861	USD	5,478,672	$(40,605)
						$96,029

Percentages are based on Net Assets of $261,608,770.

(1)	No Interest Rate Available.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end.
The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	The rate reported is the 7-day effective yield as of May 31, 2025.

Cl — Class
EUR003M — 3 Month EUR Swap Rate
EUR006M — 6 Month EUR Swap Rate
EUSA1 — EUR Swap Annual 10 Yr
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
H15T1Y — 1 Year US Treasury Yield Curve Constant Maturity Rate
MTN — Medium Term Note
PJSC — Public Joint-Stock Company
Ser — Series
SOFRINDX — Secured Overnight Financing Rate Index
SOFRRATE — Secured Overnight Financing Rate
US0003M — 3 Month USD Swap Rate

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND MAY 31, 2025 (UNAUDITED)

SYM-QH-001-0700

SYMMETRY PANORAMIC ALTERNATIVES FUND MAY 31, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 95.2%
	Shares	Value
EQUITY FUNDS — 95.2%
AQR Alternative Risk Premia Fund, Cl R6	30,123	$366,601
AQR Diversified Arbitrage Fund, Cl R6 (A)	291,816	3,679,797
AQR Managed Futures Strategy Fund, Cl R6 (A)	207,281	1,824,076
AQR Style Premia Alternative Fund, Cl R6 (A)	177,572	1,504,031
Total Registered Investment Companies
(Cost $6,547,051)		7,374,505
SHORT-TERM INVESTMENT — 4.9%

DWS Government Money Market Series, Institutional Shares, 4.350% (B)
(Cost $380,299)	380,299	380,299
Total Investments — 100.1%
(Cost $6,927,350)		$7,754,804

Percentages are based on Net Assets of $7,745,478.

(A)	Represents greater than 10% of the Fund’s total investments. For further financial information, please go to the Commission's website https://www.sec.gov.
(B)	The rate reported is the 7-day effective yield as of May 31, 2025.

Cl — Class

SYM-QH-001-0700